UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2013

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are happy to have this opportunity to share with you, our shareholders, the Semiannual Report for the Spirit of America Real Estate Income and Growth Fund. This includes a review of our performance for the first half of 2013, and our thoughts on the economy, and the securities markets.

At Spirit of America Investment Funds, our team takes a comprehensive approach to investing. We analyze economic trends, and evaluate industries that could benefit from those trends. Based upon this analysis, we select investments we believe are positioned to provide the best potential returns. Our portfolio managers utilize their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis.

Despite the economic challenges our country is facing, we see indications that the economy continued to grow in the first half of 2013. As the economy recovered, we found opportunities to accumulate stocks at what we believe were attractive valuations.

The Spirit of America Real Estate Income and Growth Fund’s investment philosophy continues to be to seek enduring value in the infrastructure of America by investing in real estate companies which own office buildings, shopping malls, hotels, apartments, and other income producing assets. Our goal is to maximize total return to shareholders by benefitting from the income generated through the rental of these properties, while also participating in potential long term appreciation of asset values.

We thank you for your continued support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner	Raymond Mathis
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

REAL ESTATE INCOME AND GROWTH FUND	1

MANAGEMENT DISCUSSION

Economic Summary

Economic growth slowed over the past six months, as the economy adjusted to the “Fiscal Cliff” the Federal Reserve began discussing tapering of its quantitative easing program, and economic data from Asia was weaker than expected. Nonetheless, growth in the U.S. remained positive, with nominal GDP improving 3.3% in the first quarter. While this certainly cannot be characterized as robust growth, we believe the slowdown may be related to transitory issues such as uncertainty surrounding national elections, and resolution of the “fiscal cliff.” Although unemployment remained unacceptably high, ending the first half of the year at 7.6%, we note that the trend is continuing lower. First time jobless claims remain well below levels seen in the prior three years, and private sector nonfarm payrolls have maintained continuous growth for over two years. These are both very positive signs for future economic expansion.

We believe that the economy will continue to expand as we head into the second half of 2013, and perhaps accelerate as the year progresses. Leading economic indicators improved in the first half of the year, driven by improvements in labor statistics, and better consumer expectations. As such, we will continually reposition our investment portfolio to best take advantage of the opportunities we see in the constantly changing economic environment.

Market Summary

For the first half of 2013, the S&P 500 provided a total return of 14%. Shares of companies in the Financial Sector have generally been more volatile than the broader market following the passage of Dodd-Frank financial overhaul legislation, and leading up to expiration of the Bush era tax cuts. However, with much of the uncertainty surrounding these factors having passed, stocks in the Financial Sector outperformed the broader market. As members of the financial sector, and beneficiaries of preferential tax treatment, REITs were not immune from these concerns.

We believe real estate companies have continued to benefit from improving financial conditions, positive underlying fundamentals, and stronger balance sheets. Unlike private property owners, publicly traded REITs have been able to access the public capital markets to issue bonds and raise equity. Many REITs have sought to call preferred stock and redeem maturing bonds by issuing new securities at lower interest rates. As a result, we believe publicly traded REITs, with their lower cost of capital, will outperform the private real estate markets over the near term. Having said that, for the first half of year the MSCI US REIT Index provided a total return of 6.4%, sharply underperforming the broader market. We believe it is no coincidence that the REIT index peaked, and then pulled back just as the Federal Reserve began issuing statements about tapering its quantitative easing program.

Fund Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), remained diversified across several property types, and many geographic areas. Relative to our benchmark index, the Fund was most underweight Healthcare and Self Storage REITs. Given the sharp decline in home ownership and an increased propensity to rent, the fund was on average most overweight Apartment REITs and certain Hotel REITs. The fund’s overweight position in hotel shares was predicated on a rebound in business travel given rising

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.)

corporate profits. It is also worth noting that the Fund had an allocation to Master Limited Partnerships (MLPs), and as such had a weighting in Pipelines that was not included in the index.

Return Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), had a total return of 7.36% (no load, gross of fees) for the six months ending June 30, 2013 (Source: Huntington Asset Services). This compares to the 6.37% returned by its benchmark, the MSCI US REIT Index, for the same period. That result does not take the maximum front end sales charge of 5.25% or the expense ratio of 1.67% for Class A shares into account.

The Fund’s outperformance relative to its benchmark was primarily due to the decision to add pipeline MLPs to the fund. Stock selection within Apartment REITs and an overweight allocation to Hotel REITs also aided returns. The largest detractor from fund performance was the Fund’s stock selection within the Diversified REIT space, and its underweight allocation to Healthcare REITs.

Including sales charge and expenses, as of June 30, 2013 the Fund’s one year return was 1.7%. The annualized five year return was 2.62% per year, while the average annual return over the past ten years was 4.96%, (Source: Huntington Asset Services).

REAL ESTATE INCOME AND GROWTH FUND	3

MANAGEMENT DISCUSSION (CONT.)

Summary of Portfolio Holdings

(Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Real Estate Income and Growth Fund

June 30, 2013

Apartments (REITs)	16.93%	$25,247,213
Energy	15.01	22,383,330
Regional Malls (REITs)	12.58	18,756,169
Diversified (REITs)	11.83	17,644,387
Hotels (REITs)	11.21	16,709,477
Health Care (REITs)	8.73	13,018,976
Office Space (REITs)	8.52	12,708,438
Shopping Centers (REITs)	5.85	8,716,979
Storage (REITs)	2.65	3,945,239
Industrial (REITs)	2.46	3,661,300
Money Market	2.39	3,560,216
Manufactured Homes (REITs)	1.50	2,239,200
Financials	0.28	415,800
Net Lease (REITs)	0.06	86,000
Total Investments	100.00%	$149,092,724

4	SPIRIT OF AMERICA

ILLUSTRATION OF INVESTMENT (UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Income & Growth Fund – Class A with the performance of the MSCI US REIT Index. The values and returns for the Spirit of America Real Estate Income & Growth Fund – Class A include reinvested dividends, and the impact of the maximum sales charge of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Total Returns

For the Period Ended June 30, 2013

	Class A Shares
1 Year (with sales charge)	1.70%	[a]
1 Year (without sales charge)	7.33%
5 Years (with sales charge)	2.62%	[a]
5 Years (without sales charge)	3.73%
10 Years (with sales charge)	4.96%	[a]
10 Years (without sales charge)	5.53%

Past performance is not indicative of future results.

a	Reflects a 5.25% front-end sales charge.

Class A Shares

Growth of $10,000

(includes one-time 5.25% maximum sales charge and reinvestment of all distributions)

*	Fund commenced operations January 9, 1998.

The MSCI US REIT Index is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

REAL ESTATE INCOME AND GROWTH FUND	5

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2013 TO JUNE 30, 2013

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Real Estate Income and Growth Fund

	Beginning Account Value 1/1/13	Ending Account Value 06/30/13	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,064.20	1.74%	$8.88
Hypothetical 5% Return	$1,000.00	$1,016.19	1.74%	$8.67

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period (181), multiplied by the number of days in the period, then divided by 365.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value
Common Stocks 92.55%

Apartments (REITs) 16.88%
Apartment Investment & Management Co., Class A	75,000	$2,253,000
Associated Estates Realty Corp.	250,000	4,020,000
BRE Properties, Inc.	37,000	1,850,740
Camden Property Trust	40,000	2,765,600
Equity Residential	75,000	4,354,500
Essex Property Trust, Inc.	10,000	1,589,200
Home Properties, Inc.	41,000	2,680,170
Mid-America Apartment Communities, Inc.	25,900	1,755,243
UDR, Inc.	156,091	3,978,760
		25,247,213

Diversified (REITs) 11.15%
Coresite Realty Corp.	25,000	795,250
Covidien International Finance SA	100,000	1,168,000
Digital Realty Trust, Inc.	80,000	4,880,000
DuPont Fabros Technology, Inc.	179,700	4,339,755
National Health Investors, Inc.	50,200	3,004,972
Vornado Realty Trust	30,000	2,485,500
		16,673,477

Energy 14.63%
Access Midstream Partners LP	25,000	1,192,500
Atlas Pipeline Partners LP	30,000	1,145,700
Atlas Resource Partners LP	75,000	1,642,500
Boardwalk Pipeline Partners LP	10,000	302,000
Calumet Specialty Products Partners LP	90,000	3,274,200
Eagle Rock Energy Partners LP	50,000	393,500
Enterprise Products Partners LP	31,649	1,966,985
Genesis Energy LP	20,000	1,036,600
Kinder Morgan Energy Partners LP	10,000	854,000
MarkWest Energy Partners LP	29,700	1,985,445
Mid-Con Energy Partners LP	20,000	451,000
Spectra Energy Partners LP	50,000	2,300,000
Targa Resources Partners LP	50,000	2,522,500
TC Pipelines LP	10,000	482,800
Western Gas Partners LP	20,000	1,297,800
Williams Partners LP	20,000	1,032,000
		21,879,530

Financials 0.28%
Hannon Armstrong Sustainable Infrastructure Capital, Inc *	35,000	415,800

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Health Care (REITs) 8.70%
HCP, Inc.	150,000	$6,816,000
Health Care REIT, Inc.	34,300	2,299,129
Healthcare Realty Trust, Inc.	84,994	2,167,347
Ventas, Inc.	25,000	1,736,500
		13,018,976

Hotels (REITs) 8.53%
Ashford Hospitality Trust, Inc.	105,000	1,202,250
Chesapeake Lodging Trust	24,300	505,197
DiamondRock Hospitality Co.	95,103	886,360
FelCor Lodging Trust, Inc. *	626,527	3,702,775
Hersha Hospitality Trust	79,980	451,087
Host Hotels & Resorts, Inc.	204,150	3,444,010
LaSalle Hotel Properties	25,000	617,500
Pebblebrook Hotel Trust	10,000	258,500
RLJ Lodging Trust	5,000	112,450
Strategic Hotels & Resorts, Inc. *	75,000	664,500
Sunstone Hotel Investors, Inc. *	75,000	906,000
		12,750,629

Industrial (REITs) 2.45%
First Industrial Realty Trust, Inc.	30,000	455,100
ProLogis, Inc.	85,000	3,206,200
		3,661,300

Manufactured Homes (REITs) 1.50%
Sun Communities, Inc.	45,000	2,239,200

Net Lease (REITs) 0.06%
National Retail Properties, Inc.	2,500	86,000

Office Space (REITs) 8.27%
American Realty Capital Properties Inc	100,000	1,526,000
BioMed Realty Trust, Inc.	110,000	2,225,300
Boston Properties, Inc.	50,000	5,273,500
Douglas Emmett, Inc.	20,000	499,000
Hudson Pacific Properties, Inc.	26,000	553,280
Kilroy Realty Corp.	10,000	530,100
SL Green Realty Corp.	20,000	1,763,800
		12,370,980

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Regional Malls (REITs) 11.81%
CBL & Associates Properties, Inc.	100,000	$2,142,000
Glimcher Realty Trust	50,000	546,000
Macerich Co.(The)	40,000	2,438,800
Simon Property Group, Inc.	60,000	9,475,200
Tanger Factory Outlet Centers, Inc.	50,858	1,701,709
Taubman Centers, Inc.	18,000	1,352,700
		17,656,409

Shopping Centers (REITs) 5.65%
DDR Corp.	75,000	1,248,750
Equity One, Inc.	30,000	678,900
Federal Realty Investment Trust	25,000	2,592,000
Kimco Realty Corp.	100,000	2,143,000
Regency Centers Corp.	20,000	1,016,200
Weingarten Realty Investors	25,000	769,250
		8,448,100

Storage (REITs) 2.64%
CubeSmart	40,000	639,200
Sovran Self Storage, Inc.	51,027	3,306,039
		3,945,239
Total Common Stocks (Cost 92,582,114)		138,392,853

Preferred Stocks 4.78%

Diversified (REITs) 0.65%
Digital Realty Trust, Inc., Series G, 5.88%	14,400	324,000
DuPont Fabros Technology, Inc., Series B, 7.63%	7,800	198,510
Vornado Realty Trust, Series L, 5.40%	20,000	448,400
		970,910

Energy 0.34%
Vanguard Natural Resources LLC, Series A, 7.88%	20,000	503,800

Hotels (REITs) 2.65%
Ashford Hospitality Trust, Inc., Series E, 9.00%	20,000	526,800
Chesapeake Lodging Trust, Series A, 7.75%	10,000	256,500
FelCor Lodging Trust, Inc., Series C, 8.00%	30,000	747,000
Hersha Hospitality Trust, Series C, 6.88%	10,000	242,700
Hersha Hospitality Trust, Series B, 8.00%	3,000	76,680
LaSalle Hotel Properties, Series I, 6.38%	10,000	229,700

REAL ESTATE INCOME AND GROWTH FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Hotel (REITs) (cont.)
Pebblebrook Hotel Trust, Series B, 8.00%	40,000	$1,041,200
Sunstone Hotel Investors, Inc., Series D, 8.00%	31,934	838,268
		3,958,848

Office Space (REITs) 0.23%
Kilroy Realty Corp., Series H, 6.38%	13,985	337,458

Regional Malls (REITs) 0.73%
CBL & Associates Properties, Inc., Series E, 6.63%	20,000	497,400
Pennsylvania Real Estate Investment Trust, Series A, 8.25%	4,000	105,760
Taubman Centers, Inc., Series J, 6.50%	20,000	496,600
		1,099,760

Shopping Centers (REITs) 0.18%
DDR Corp., Series K, 6.25%	7,000	165,970
DDR Corp., Series J, 6.50%	4,263	102,909
		268,879
Total Preferred Stocks (Cost 6,797,390)		7,139,655

Money Market 2.38%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.07%	3,560,216	3,560,216
Total Money Market (Cost 3,560,216)		3,560,216

Total Investments — 99.71% (Cost 102,939,720)		149,092,724
Other Assets in Excess of Liabilities — 0.29%		437,050

NET ASSETS — 100.00%		149,529,774

LP - Limited Partnership

REIT - Real Estate Investment Trust

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is $104,041,341, and net unrealized appreciation consists of:

Gross unrealized appreciation	$46,550,601
Gross unrealized depreciation	(1,499,218)
Net unrealized appreciation	$45,051,383

10	SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2013 (UNAUDITED)

ASSETS
Investments in securities at value (cost $102,939,719) (Note 1)	$149,092,724
Receivable for Fund shares sold	371,877
Dividends and interest receivable	432,888
Prepaid expenses	38,638
TOTAL ASSETS	149,936,127

LIABILITIES
Payable for Fund shares redeemed	72,863
Payable for investment advisory fees	116,844
Payable for accounting and administration fees	11,732
Payable for distributions to shareholders	35,250
Payable for distribution fees (Note 3)	36,137
Payable for investments purchased	112,248
Payable to custodian	2,782
Other accrued expenses	18,497
TOTAL LIABILITIES	406,353
NET ASSETS	$149,529,774
Net assets applicable to 14,031,092 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$149,529,774
Net asset value and redemption price per share ($149,529,774 ÷ 14,031,092 shares)	$10.66
Maximum offering price per share ($10.66÷ 0.9475)	$11.19

SOURCE OF NET ASSETS
As of June 30 2013, net assets consisted of:
Paid-in capital	$130,033,050
Accumulated undistributed net investment income	2,183,319
Accumulated net realized loss on investments	(28,839,599)
Net unrealized appreciation on investments	46,153,004
NET ASSETS	$149,529,774

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$3,995,510
Interest	484
TOTAL INVESTMENT INCOME	3,995,994

EXPENSES
Investment Advisory fees (Note 3)	691,506
Distribution fees — Class A (Note 3)	212,805
Distribution fees — Class B (Note 3)	3,545
Accounting and Administration fees	44,112
Auditing fees	10,662
Chief Compliance Officer salary (Note 3)	2,657
Custodian fees	7,079
Directors’ fees	7,310
Insurance expense	20,032
Legal fees	7,821
Printing expense	20,805
Registration fees	9,385
Transfer Agent fees	154,370
Line of Credit fees	828
Excise tax expense	75
Other expenses	1,200
NET EXPENSES	1,194,192
NET INVESTMENT INCOME	2,801,802

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	3,557,374
Net change in unrealized appreciation/depreciation of investments	1,725,564
Net realized and unrealized gain on investments	5,282,938
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,084,740

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS
Net investment income	$2,801,802	$1,167,427
Net realized gain on investment transactions	3,557,374	10,676,169
Net change in unrealized appreciation/depreciation of investments	1,725,564	8,091,853
Net increase in net assets resulting from operations	8,084,740	19,935,449

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income:
Class A	(618,483)	(2,129,533)
Class B	—	(7,511)
Total distributions from net investment income	(618,483)	(2,137,044)
Total distributions to shareholders	(618,483)	(2,137,044)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares Sold:
Class A	22,862,017	14,802,451
Class B	768	74,451
Shares issued from reinvestment of distributions:
Class A	537,833	1,842,535
Class B	435	5,957
Shares redeemed:
Class A	(15,560,335)	(38,929,195)
Class B	(1,384,302)	(542,578)
Increase (Decrease) in net assets derived from capital share transactions (a)	6,456,416	(22,746,379)
Total increase (decrease) in net assets	13,922,673	(4,947,974)

NET ASSETS
Beginning of period	135,607,101	140,555,075
End of period	$149,529,774	$135,607,101

(a) Transactions in capital stock were:
Shares Sold:
Class A	2,082,455	1,503,812
Class B	71	7,172
Shares issued from reinvestment of distributions:
Class A	50,148	184,708
Class B	40	585
Shares redeemed:
Class A	(1,453,184)	(3,992,111)
Class B	(121,988)	(54,623)
Increase (Decrease) in shares outstanding	557,542	(2,350,457)

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	13

FINANCIAL HIGHLIGHTS

	Class A For The Six Months Ended June 30, 2013 (Unaudited)	Class A For The Year Ended December 31, 2012	Class A For The Year Ended December 31, 2011	Class A For The Year Ended December 31, 2010	Class A For The Year Ended December 31, 2009	Class A For The Period Ended December 31, 2008
Net asset value, beginning of period	$10.06	$8.88	$8.94	$6.87	$5.38	$11.31

Income from investment operations:
Net investment income (loss)	0.20	0.08	0.03 [1]	0.04 [1]	0.12 [1]	0.32 [1]
Net realized and unrealized gain on investments	0.45	1.26	0.08	2.18	1.58	(5.77)
Total income (loss) from investment operations	0.65	1.34	0.11	2.22	1.70	(5.45)

Less distributions:
Distributions from net investment income	(0.05)	(0.16)	(0.04)	(0.04)	(0.12)	(0.31)
Distributions from capital gains		—	—	(0.11)	—	(0.09)
Distributions from return of capital	—	—	(0.13)	—	(0.09)	(0.08)
Total distributions	(0.05)	(0.16)	(0.17)	(0.15)	(0.21)	(0.48)

Net asset value, end of period	$10.66	$10.06	$8.88	$8.94	$6.87	$5.38
Total Return[2]	6.42%	15.10%	1.24%	32.41%	32.20%	(48.46)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$149,530	$134,353	$139,027	$183,450	$157,212	$111,160
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.74%[4]	1.75%	1.74%	1.75%	1.99%	1.85%
After expense reimbursement or recapture	1.74%[4]	1.75%	1.74%	1.77%	1.97%	1.85%
Ratio of net investment income to average net assets	2.05%[4]	1.83%	0.38%	0.47%	2.25%	3.26%
Portfolio turnover	12.07%[5]	10.31%	6.71%	12.68%	17.74%	80.23%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Calculation does not reflect CDSC charges.

4 Calculation is annualized.

5 Calculation is not annualized.

See accompanying notes which are an integral part of the financial statements.

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2013 (UNAUDITED)

Note 1 – Significant Accounting Policies

Spirit of America Real Estate Income and Growth Fund (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998.

The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share of each class of the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value.

Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REAL ESTATE INCOME AND GROWTH FUND	15

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2013 is as follows:

Real Estate Income and Growth Fund

Valuation Inputs
Level 1 – Quoted Prices *	$149,092,724
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total Market Value of Investments	$149,092,724

*	Industries as defined in the Schedule of Investments

During the six months ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.

Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts require the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. Net Asset Value Per Share: The methodology and procedures for determining NAV are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the NAV of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B Shares are purchased at the net asset value per share.

G. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in

December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2013, excluding short-term investments, were $17,075,329 and $21,095,045, respectively.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2013, were $691,506.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that

REAL ESTATE INCOME AND GROWTH FUND	17

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

the total operating expenses for Class A Shares will not exceed 1.97% of the average daily net assets of each class through April 30, 2014. For the period ended June 30, 2013, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2013, the Fund did not reimburse the Adviser. There is no balance of recoverable expenses to the Adviser at June 30, 2013.

The Fund has adopted distribution plans for Class A Shares and Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% and 1/12 of 1.00% from the average daily net assets of Class A Shares and Class B Shares, respectively, for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2013, fees paid to the Distributor under the Plan were $212,805 for Class A Shares and $3,545 for Class B Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2013, sales charges on Class A Shares paid to the Distributor were $1,041,904. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase on Class A Shares. Certain redemptions of the Fund’s Class B Shares made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus. For the period ended June 30, 2013, CDSC fees on Class B Shares paid to the Distributor were $362.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $3,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2013, the Fund was allocated $2,657 of the Chief Compliance Officer’s salary.

Note 4 – Concentration Risk

The Fund invests primarily in real estate related securities. A fund that concentrates its investments is subject to greater risk of loss than a fund that has a more diversified portfolio of investments. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

18	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

Note 5 – Federal Income Taxes

The tax character of distributions paid for the years ended December 31, 2012 and 2011 were as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
12/31/2012
Class A	$2,129,533	$0	$0	$0	$2,129,533
Class B	7,511	0	0	0	7,511

	$2,137,044	$0	$0	$0	$2,137,044

12/31/2011
Class A	$634,726	$0	$634,726	$2,114,298	$2,749,024
Class B	0	0	0	15,613	15,613

	$634,726	$0	$634,726	$2,129,911	$2,764,637

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of December 31, 2012, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Capital Loss Carryforward	$(31,295,352)
Unrealized appreciation	43,325,819

Total Distributable Earnings	$12,030,467

The difference between book and tax unrealized depreciation is attributable to wash sales.

As of December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

As of December 31, 2012, the Fund had a long-term capital loss carryforward of

$12,950,750 available to offset future realized capital gains. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character. Total Loss carryovers are $31,295,352.

For the year ended December 31, 2012, the Fund had no Deferred Post-October Losses.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the

REAL ESTATE INCOME AND GROWTH FUND	19

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleges that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITS and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years, in each case beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve any of the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. DLA expects the Court of Appeals for the Second Circuit to affirm the dismissal although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their claims against DLA and/or David Lerner that such outcome would not materially affect DLA’s ability to act as the Fund’s principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor any of the Funds was a party to any of the investigations or actions listed in this section.

Note 7 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

20	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

Tax Information (Unaudited)

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Dividend Income

For the year ended December 31, 2012, 29.93% of the distributions paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

For the year ended December 31, 2012, 0.00% of the distributions paid by the Fund from ordinary income are designated as qualified interest income pursuant to The American Jobs Creation Act of 2004.

REAL ESTATE INCOME AND GROWTH FUND	21

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income and Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2013, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Real Estate Income and Growth Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2011 Spirit of America        SOARE-SAR13

SEMI-ANNUAL REPORT

JUNE 30, 2013

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

As the New Year begins, we welcome this opportunity to share with you, our investors, the Annual Report for the Spirit of America Large Cap Value Fund along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, we analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamentals qualities.

Despite challenges that the financial industry as a whole faces in the current market environment, we see an opportunity emerging to accumulate what we believe are quality stocks at historically low valuations. We believe that investing in sound companies with reasonable share prices will help enhance the long-term returns of the Fund. We are committed to our investment philosophy

We appreciate your continued support and look forward to your future investment in the Spirit of America Value Fund.

Sincerely,

David Lerner	Alpana Sen
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

LARGE CAP VALUE FUND	1

MANAGEMENT DISCUSSION

Economic Summary

U.S. economic activity can be characterized as “modest to moderate.” First quarter GDP was revised down to 1.8% from 2.4% mostly because of weaker than expected consumer spending and commercial real estate. Consumer spending, which is approximately two-thirds of GDP, rose 2.6% down from its estimate of 3.4% for the quarter. In addition, spending on nonresidential buildings shrunk 8.3% for the quarter. According to Federal Reserve’s Beige Book, second quarter GDP growth is looking to be weaker than 2.4%.

May Nonfarm payroll added 175,000 job versus estimate of 163,000. In total, nonfarm payrolls have averaged 155,000 and 194,000 over the past three and six months, respectively. However, the jobs added in the private sector were from lower-paying industries like retail, leisure and hospitality, temporary employment. Government hiring contracted for the third straight month as fiscal tightening continues.

Market Commentary

The stock market had its best return for the first half of the year since 1998! The factors that drove the market higher were the strength in the housing market, strong auto sales, record corporate profits and low inflation and interest rates.

Fund Summary

The Spirit of America Value Fund’s, (SOAVX) (the “Fund”) primary objective is to seek capital appreciation. The emphasis of the Fund is focused on investing in a diversified portfolio. We are invested in all 10 sectors on the S&P 500 Index.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience.

Return Summary

The Spirit of America Large Cap Value Fund, SOAVX (the “Fund”), had a total return of 11.57% for the first six months of 2013. The five year return ending June 30, 2013 was 6.66%. The Fund returned 7.85% since its inception in August of 2002, beating the Benchmark, which returned 7.49%.

Past performance is not indicative of future results. The results above do not take the maximum front end sales charge of 5.25% and expense ratio of 1.72% into account. Including sales charge and expenses, the 1 Year Total Return of the Fund as of June 30, 2013 was 7.11%. The 5 Year Total Return was 3.47 % and since the inception of the Fund was 5.24%.

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Large Cap Value Fund

June 30, 2013

Information Technology	14.61%	$9,046,612
Financials	13.42	8,311,212
Health Care	13.10	8,110,653
Consumer Staples	10.13	6,271,335
Energy	10.10	6,252,879
Consumer Discretionary	9.62	5,954,186
Industrials	9.46	5,855,555
Money Market	6.17	3,820,348
Real Estate Investment Trust	4.59	2,844,397
Telecommunication Services	4.02	2,488,615
Materials	2.79	1,728,746
Utilities	1.99	1,232,486
Total Investments	100.00%	$61,917,024

LARGE CAP VALUE FUND	3

ILLUSTRATION OF INVESTMENT (UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Large Cap Value Fund with the performance of the S&P 500® Index. The values and returns for Spirit of America Large Cap Value Fund include reinvested dividends and the impact of the maximum sales charge of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Total Returns

For the Period Ended June 30

	Shares
1 Year (with sales charge)	7.11%	[a]
1 Year (without sales charge)	13.02%
5 Years (with sales charge)	3.47%	[a]
5 Years (without sales charge)	4.60%
10 Years (with sales charge)[b]	5.24%	[a]
10 Years (without sales charge)[b]	5.82%

Past performance is not indicative of future results.

a	Reflects a 5.25% front-end sales charge.

b	Inception date: August 1, 2002.

Growth of $10,000

(includes one-time 5.25% maximum sales charge and reinvestment of all distributions)

*	Fund commenced operations August 1, 2002.

The S&P 500 Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2013 TO JUNE 30, 2013

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Large Cap Value Fund

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,105.20	1.72%	$8.97
Hypothetical 5% Return	$1,000.00	$1,016.27	1.72%	$8.59

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value
Common Stocks 88.78%

Consumer Discretionary 9.59%
CST Brands, Inc.*	966	$29,762
Ford Motor Co.	2,500	38,675
Home Depot, Inc. (The)	20,000	1,549,400
McDonald’s Corp.	9,380	928,620
Target Corp.	8,000	550,880
Time Warner, Inc.	12,200	705,404
Walt Disney Co. (The)	24,100	1,521,915
Wyndham Worldwide Corp.	11,000	629,530
		5,954,186

Consumer Staples 10.11%
Altria Group, Inc.	25,700	899,243
ConAgra Foods, Inc.	2,500	87,325
Estee Lauder Cos., Inc. (The), Class A	7,900	519,583
Hershey Co. (The)	3,500	312,480
Kimberly-Clark Corp.	3,200	310,848
Kraft Foods Group Inc	5,499	307,229
Kraft Foods Group, Inc., Class A	16,500	470,745
PepsiCo, Inc.	13,250	1,083,717
Philip Morris International, Inc.	12,000	1,039,440
Procter & Gamble Co.	9,900	762,201
Wal-Mart Stores, Inc.	6,424	478,524
		6,271,335

Energy 9.54%
Apache Corp.	3,000	251,490
Calumet Specialty Products Partners LP	3,000	109,140
Chevron Corp.	4,000	473,360
ConocoPhillips	15,100	913,550
Devon Energy Corp.	5,100	264,588
Enterprise Products Partners LP	3,348	208,078
Exxon Mobil Corp.	16,050	1,450,117
Halliburton Co.	7,100	296,212
Helmerich & Payne, Inc.	1,600	99,920
Marathon Oil Corp.	5,000	172,900
Schlumberger Ltd.	12,575	901,125
Suncor Energy, Inc.	4,000	117,960
Tesoro Corp.	2,000	104,640
Valero Energy Corp.	8,700	302,499
Williams Partners LP	5,000	258,000
		5,923,579

See accompanying notes to financial statements.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Financials 11.45%
American Express Co.	10,000	$747,600
Bank of America Corp.	53,100	682,866
Blackstone Group LP	5,000	105,300
Capital One Financial Corp.	2,500	157,025
Citigroup, Inc.	14,500	695,565
Goldman Sachs Group, Inc. (The)	4,615	698,019
Hartford Financial Services Group, Inc. (The)	7,500	231,900
JPMorgan Chase & Co.	22,927	1,210,316
MetLife, Inc.	6,875	314,600
Oaktree Capital Group LLC	2,000	105,100
Prudential Financial, Inc.	3,000	219,090
Travelers Cos., Inc. (The)	4,500	359,640
U.S. Bancorp	9,700	350,655
Wells Fargo & Co.	29,686	1,225,141
		7,102,817

Health Care 13.07%
Abbott Laboratories	7,300	254,624
AbbVie, Inc.	7,300	301,782
Actavis, Inc.*	6,150	776,253
Bristol-Myers Squibb Co.	5,000	223,450
C.R. Bard, Inc.	3,000	326,040
Covidien PLC	10,700	672,388
Eli Lilly & Co.	5,000	245,600
Express Scripts Holding Co.*	4,668	287,969
HCA Holdings, Inc.*	4,500	162,270
Johnson & Johnson	10,510	902,389
McKesson Corp.	6,000	687,000
Merck & Co., Inc.	17,600	817,520
Pfizer, Inc.	28,300	792,683
Thermo Fisher Scientific, Inc.	2,700	228,501
UnitedHealth Group, Inc.	15,800	1,034,584
Warner Chilcott PLC, Class A	20,000	397,600
		8,110,653

Industrials 9.36%
3M Co.	9,350	1,022,422
Boeing Co. (The)	9,630	986,497
Caterpillar, Inc.	6,000	494,940
CSX Corp.	42,750	991,373
General Electric Co.	50,381	1,168,335
Masco Corp.	5,000	97,450
Pentair, Inc.	1,847	106,553

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Industrials (cont.)
Tyco International Ltd.	7,700	$253,715
United Parcel Service, Inc., Class B	5,726	495,184
United Technologies Corp.	1,300	120,822
US Airways Group Inc*	4,200	68,964
		5,806,255

Information Technology 14.58%
Accenture PLC, Class A	8,700	626,052
Adobe Systems, Inc.*	4,200	191,352
Apple, Inc.	3,800	1,505,104
Broadcom Corp., Class A	3,000	101,280
CA, Inc.	6,500	186,095
Cisco Systems, Inc.	18,500	449,735
EMC Corp.	10,300	243,286
Hewlett-Packard Co.	8,000	198,400
Intel Corp.	26,400	639,408
International Business Machines Corp.	4,358	832,857
Microsoft Corp.	25,550	882,242
Oracle Corp.	30,800	946,176
QUALCOMM, Inc.	7,500	458,100
Symantec Corp.	29,100	653,877
Texas Instruments, Inc.	14,925	520,435
Visa, Inc., Class A	3,350	612,213
		9,046,612

Materials 2.78%
Dow Chemical Co. (The)	8,650	278,271
Du Pont (E.I.) de Nemours & Co.	13,500	708,750
Nucor Corp.	2,000	86,640
Packaging Corp. of America	13,380	655,085
		1,728,746

Real Estate Investment Trust 3.60%
American Realty Capital Properties Inc	3,500	53,410
American Tower Corp.	4,050	296,339
Equity Residential	6,400	371,584
Kimco Realty Corp.	11,890	254,803
ProLogis, Inc.	7,588	286,219
Simon Property Group, Inc.	4,309	680,477
Starwood Property Trust Inc	11,700	289,575
		2,232,407

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Telecommunication Services 3.21%
AT&T, Inc.	25,350	$897,390
CenturyLink, Inc.	1,800	63,630
Verizon Communications, Inc.	20,440	1,028,950
		1,989,970

Utilities 1.49%
Consolidated Edison, Inc.	4,700	274,057
Duke Energy Corp.	1,100	74,250
Wisconsin Energy Corp.	14,100	577,959
		926,266
Total Common Stocks (Cost 38,030,603)		55,092,826
Preferred Stocks 4.84%

Energy 0.53%
Callon Petroleum Co, 10.00%	5,000	224,600
Miller Energy Resources Inc, 10.75%	5,000	104,700
		329,300

Financials 1.95%
Aegon NV, 6.38%	5,000	123,300
Aegon NV, 8.00%	3,000	83,430
American Financial Group, Inc., 6.38%	5,000	128,050
Arlington Asset Investment Corp, 6.63%	4,000	96,400
BGC Partners, Inc., 8.13%	5,000	133,100
General Electric Capital Corp., 4.70%	3,500	80,325
Goldman Sachs Group, Inc. (The), 5.95%	3,000	73,800
Goldman Sachs Group, Inc. (The), 6.13%	2,000	50,900
KKR Financial Holdings LLC, Series A, 7.38%	3,000	77,700
Ladenburg Thalmann Financial Services Inc, Series A, 8.00%	7,000	175,210
Wells Fargo & Co., 5.13%	5,000	115,950
Wells Fargo & Co., 5.20%	3,000	70,230
		1,208,395

Industrials 0.08%
Tsakos Energy Navigation Ltd, 8.00%	2,000	49,300

Real Estate Investment Trust 0.99%
Arbor Realty Trust Inc, Series B, 7.75%	2,000	48,580
Kimco Realty Corp., Series K, 5.63%	2,000	47,960
Public Storage, Inc., Series R, 6.35%	2,000	51,100
Public Storage, Inc., Series T, 5.75%	2,500	61,575

LARGE CAP VALUE FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trust (cont.)
Senior Housing Properties Trust, 5.63%	5,000	$119,600
Taubman Centers, Inc., Series J, 6.50%	2,500	62,075
Vornado Realty Trust, Series K, 5.70%	5,000	117,900
		611,990

Telecommunication Services 0.80%
Qwest Corp., 6.13%	5,000	120,500
Qwest Corp., 7.00%	5,000	129,650
Telephone & Data Systems, Inc., 7.00%	4,000	103,280
United States Cellular Corp., 6.95%	5,742	145,215
		498,645

Utilities 0.49%
Duke Energy Corp., 5.13%	2,000	49,140
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	1,000	24,230
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	5,000	119,400
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	5,000	113,450
		306,220
Total Preferred Stocks
(Cost 3,026,936)		3,003,850

Money Market 6.16%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.07%	3,820,348	3,820,348

Total Money Market
(Cost 3,820,348)		3,820,348

Total Investments — 99.78%
(Cost 44,877,887)		61,917,024
Other Assets in Excess of Liabilities — 0.22%		135,301

NET ASSETS — 100.00%		$62,052,325

*	Non-income producing security.

LP	- Limited Partnership

**	Aggregate cost for federal income tax purposes is $45,083,445 and net unrealized appreciation consists of:

Gross unrealized appreciation	$17,166,810
Gross unrealized depreciation	(333,231)
Net unrealized appreciation	$16,833,579

10	SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2013 (UNAUDITED)

ASSETS
Investments in securities at value (cost $44,877,887) (Note 1)	$61,917,024
Receivable for Fund shares sold	89,057
Dividends and interest receivable	83,733
Receivable for investments sold	383,621
Tax reclaims receivable	729
Prepaid expenses	15,938
TOTAL ASSETS	62,490,102

LIABILITIES
Payable for Fund shares redeemed	52,912
Payable for investment advisory fees	49,715
Payable for accounting and administration fees	5,367
Payable for distributions to shareholders	3,398
Payable for distribution fees (Note 3)	15,376
Payable for investments purchased	283,974
Payable to custodian	870
Other accrued expenses	26,165
TOTAL LIABILITIES	437,777
NET ASSETS	$62,052,325
Net assets applicable to 3,973,967 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$62,052,325
Net asset value and redemption price per share ($62,052,325 ÷ 3,973,967 shares)	$15.61
Maximum offering price per share ($15.61÷ 0.9475)	$16.47

SOURCE OF NET ASSETS
As of June 30 2013, net assets consisted of:
Paid-in capital	$48,440,501
Accumulated undistributed net investment income	57,239
Accumulated net realized loss on investments	(3,484,552)
Net unrealized appreciation on investments	17,039,137
NET ASSETS	$62,052,325

See accompanying notes to financial statements.

LARGE CAP VALUE FUND	11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$758,640
Interest	961
TOTAL INVESTMENT INCOME	759,601

EXPENSES
Investment Advisory fees (Note 3)	283,372
Distribution fees (Note 3)	87,641
Accounting and Administration fees	20,604
Auditing fees	8,481
Chief Compliance Officer salary (Note 3)	1,095
Custodian fees	2,972
Directors' fees	2,923
Insurance expense	7,669
Legal fees	3,129
Printing expense	16,741
Registration fees	5,495
Transfer Agent fees	61,811
Line of credit fees	352
Excise tax expense	75
TOTAL EXPENSES	502,360
NET EXPENSES	502,360
NET INVESTMENT INCOME	257,241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	1,288,353
Net realized loss on foreign currency transactions	(87)
Net change in unrealized appreciation/depreciation of investments	4,043,732
Net realized and unrealized gain on investments	5,331,998
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,589,239

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS
Net investment income	$257,241	$325,440
Net realized gain on investment transactions	1,288,266	1,816,770
Net change in unrealized appreciation/depreciation of investments	4,043,732	3,621,127
Net increase in net assets resulting from operations	5,589,239	5,763,337

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(199,102)	(333,127)
Total distributions to shareholders	(199,102)	(333,127)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares Sold	7,886,343	10,622,882
Shares issued from reinvestment of distributions	192,708	321,128
Shares redeemed	(5,852,659)	(11,614,521)
Increase (Decrease) in net assets derived from capital share transactions	2,226,392	(670,511)
Total increase in net assets	7,616,529	4,759,699

NET ASSETS
Beginning of period	54,435,796	49,676,097
End of period	$62,052,325	$54,435,796

Accumulated undistributed net investment income (loss)	$57,239	$(900)

Transactions in capital stock were:
Shares sold	505,524	760,214
Shares issued from reinvestment of distributions	12,444	22,435
Shares redeemed	(382,618)	(832,327)
Increase (Decrease) in shares outstanding	135,350	(49,678)

See accompanying notes to financial statements.

LARGE CAP VALUE FUND	13

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of period	$14.18	$12.78	$12.82	$11.55	$9.83	$14.29

Income from investment operations:
Net investment income (loss)	0.07	0.09	0.03 [1]	0.00 [1,2]	0.07¹	0.07¹
Net realized and unrealized gain on investments	1.41	1.40	(0.02)	1.28	1.72	(4.46)
Total income (loss) from investment operations	1.48	1.49	0.01	1.28	1.79	(4.39)

Less distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.05)	(0.01)	(0.07)	(0.07)
Distributions from capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00	)²
Total distributions	(0.05)	(0.09)	(0.05)	(0.01)	(0.07)	(0.07)

Net asset value, end of period	$15.61	$14.18	$12.78	$12.82	$11.55	$9.83
Total Return³	10.52%	11.63%	0.05%	11.09%	18.32%	(30.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,052	$54,436	$49,676	$58,361	$55,377	$44,416
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.72%[4]	1.86%	1.89%	1.91%	2.06%	2.03%
After expense reimbursement or recapture	1.72%[4]	1.86%	1.96%	1.97%	1.97%	1.97%
Ratio of net investment income to average net assets	0.80%[4]	0.65%	0.26%	(0.03)%	0.70%	0.56%
Portfolio turnover	12.72%[5]	11.94%	19.04%	44.50%	50.57%	44.76%

1 Calculated based on the average number of shares outstanding during the period.

2 Amount represents less than $0.01 per share.

3 Calculation does not reflect sales load.

4 Calculation is annualized.

5 Calculation is not annualized.

See accompanying notes which are an integral part of the financial statements.

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2013 (UNAUDITED)

Note 1 – Significant Accounting Policies

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LARGE CAP VALUE FUND	15

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2013 is as follows:

Large Cap Value Fund

Valuation Inputs
Level 1 – Quoted Prices *	$61,917,024
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total Market Value of Investments	$61,917,024

*	Industries as defined in the Schedule of Investments

During the six months ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. A portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital, long-term capital gain or short-term capital gain. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2013, excluding short-term investments, were $7,247,927 and $7,169,384, respectively.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2013 were $283,372.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of the Fund through April 30, 2014. For the six months ended June 30, 2013, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2013, the Fund did

LARGE CAP VALUE FUND	17

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

not reimburse the Adviser. There is no balance of recoverable expenses to the adviser at June 30, 2013.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.30% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2013, fees paid to the Distributor under the Plan were $87,641.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2013, sales charges received by the Distributor were $394,373. A contingent deferred sales charge

(“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $3,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2013, the Fund was allocated $1,095 of the Chief Compliance Officer’s salary.

Note 4 – Federal Income Taxes

The tax character of distributions paid for the years ended December 31, 2012 and 2011 were as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
12/31/2012	$333,127	$0	$333,127
12/31/2011	$183,200	$0	$183,200

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2012, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Capital Loss Carryforward	(4,568,160)
Unrealized appreciation	12,789,847

Total Distributable Earnings	$8,221,687

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes of $4,568,160, which $654,518, $3,065,485 and $848,157 are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively.

For the year ended December 31, 2012, the Fund utilized capital loss carryforwards of $1,809,811.

At December 31, 2012, the Fund had no Deferred Post-October Losses.

18	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleges that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITS and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years, in each case beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve any of the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. DLA expects the Court of Appeals

LARGE CAP VALUE FUND	19

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

for the Second Circuit to affirm the dismissal although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their claims against DLA and/or David Lerner that such outcome would not materially affect DLA’s ability to act as the Fund’s principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor any of the Funds was a party to any of the investigations or actions listed in this section.

Note 6 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

Tax Information (Unaudited)

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Dividend Income

For the year ended December 31, 2012, 100% of the distributions paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction

For the year ended December 31, 2012, 43.87% of the ordinary income distribution qualifies for the Dividends Received Deduction available to corporations.

Qualified Interest Income

For the year ended December 31, 2012, 1.43% of the distributions paid by the Fund from ordinary income are designated as qualified interest income pursuant to The American Jobs Creation Act of 2004.

20	SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2013, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2012 Spirit of America        SOALC-SAR13

SEMI-ANNUAL REPORT

JUNE 30, 2013

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are very pleased to provide the 2013 Semi-Annual report for The Spirit of America High Yield Tax Free Bond Fund, (“the Fund”). We look forward to the continued inflows and further development of the Fund.

Our many years of experience in the municipal bond market have helped us to pursue a balance between yield and risk. Our goal is to continue seeking high current income that is exempt from federal income tax, while employing a relatively conservative approach to investing in the high yield sector of the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be investing in bonds which are investment grade.

We have been proud to watch the number of investors grow. We appreciate your support of our fund and look forward to your future investment in the Spirit of America High Yield Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner	Douglas Revello
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

HIGH YIELD TAX FREE BOND FUND	1

MANAGEMENT DISCUSSION

Economic Summary

The Spring 2013 version of the Fiscal Survey of the States released by the National Governors Association and the National Association of State Budget Officers indicated that higher revenue collections have boosted the short-term outlook for states, but the slow economic recovery and stubbornly high unemployment have many states worried that fiscal improvements may be temporary.

At its mid-year meeting in June, the Federal Reserve’s policymaking Federal Open Market Committee made no change in the central bank’s easy money stance; however Chairman Ben Bernanke’s comments following the meeting indicated that the Fed may reduce the pace of monetary stimulus sooner than expected.

Bernanke, speaking with reporters after the FOMC meeting, commented that the committee could start tapering its $85 billion-a-month bond purchasing program by the end of 2013 and finish by mid-2014. He stressed that ending the bond buying is contingent on the unemployment rate coming down to around 7%, supported by strong enough economic growth to generate job gains.

The comments by Bernanke led to a selloff in Treasuries and municipal bonds followed. Over the three trading days following the June Fed meeting, yields on benchmark municipal bonds increased by 60 basis points, the largest move over a three-day period in more than 25 years.

At the end of June the U.S. government announced that the economy grew at an annual rate of 1.8 percent in the first three months of the year, significantly slower than the previous report of a 2.4 percent pace. The revised rate is still greater than the 0.4 percent GDP growth in the fourth quarter of 2012. Almost all categories were revised lower, with the exception of home construction and government. The largest cause of the revision was lower than previously estimated consumer spending. This data revision could affect the Fed’s decision to scale back its bond buying.

Market Commentary

The first six months of the year saw a decline in municipal bond prices. Over the first half of 2013 the Municipal Market Data (MMD) 30-year AAA yield went from a 2.86 on January 2, 2013 to a 3.83 on June 28, 2013. At the same time, the 30-year US Treasury bond yield went from a 3.04 on January 2, 2013 to a 3.50 on June 28, 2013.

The Commonwealth of Puerto Rico and authorities closely linked to it have seen downgrades from all three major rating agencies since the end of 2012. Contributing factors include significant budget gaps, poorly funded pension systems, and continued economic weakness. During his first six months in office Puerto Rico Governor Alejandro Garcia Padilla has taken action to address some of the commonwealth’s issues. The legislature passed pension reform and the 2014 budget cuts the general fund deficit. Additionally, steps have been taken to reduce the reliance of public corporations on the commonwealth for fiscal support. This included increasing revenues available to the Puerto Rico Highways and Transportation Authority and increasing the rates of the Puerto Rico Aqueduct & Sewer Authority by approximately 60%. We will continue to monitor the results of these actions.

Fund Summary

The Spirit of America High Yield Tax Free Bond Fund’s (SOAMX), (“the Fund”), objective is to maintain current income that

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.)

is exempt from federal income tax, including the alternative minimum tax (“AMT”). The emphasis of the Fund is in the High Yield section of the municipal market.

As a High Yield Bond Fund, the mandate allows the Fund to invest in lower rated securities; however, we have kept our focus on investing in bonds in the “Baa3”/“BBB-” range and higher. Our plan is to continue with this relatively conservative approach to investing in the high yield municipal market.

In keeping with this philosophy, the Fund has been able to maintain attractive yields without venturing into the speculative, below investment grade, segment of the high yield municipal market. Currently, as of June 30, 2013, 97.90% of the portfolio is above investment grade, with 83.92% rated “A” or better. The average rating of holdings in the Fund is A1/A+.

One of the Fund’s goals has been to diversify with respect to geographic location and sector. As of June 30, 2013, the Fund consists of 462 different positions varied across 48 states, 2 territories and the District of Columbia. The holdings range throughout various sectors, including areas such as: general obligations, healthcare, education, industrial development and other public improvement. Also, while it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where a majority of our clients reside.

Return Summary

The Fund continues to grow at a steady and healthy pace. The Fund’s Net Asset Value (NAV) went from $10.07 to $9.39 during the first six months of 2013. The inflows for the Fund were over $37 million for the first half of 2013. Since inception in March of 2008, the Fund has grown to over $163 million in net assets with 5,670 shareholder accounts. We expect continued growth in assets under management in the future.

It is clear that municipal bonds with continue to play an integral role for both issuers and investors alike. We feel there is tremendous value in the municipal bond market; however it is important to know the municipal market. Here at Spirit of America each and every credit goes through vigorous credit analysis and we have a wealth of knowledge and experience in trading.

Municipal bonds have historically been relatively conservative, enduring investments. After all, much of this country’s infrastructure was built with municipal bonds.

We remain cautious in our approach to the municipal market in that each position is carefully analyzed. We now more than ever stand by our philosophy of buying high quality credits in municipalities with strong fundamentals.

Our plan is to proceed with the same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance between credit risk and the potential to offer high current income and consistently attractive yields.

HIGH YIELD TAX FREE BOND FUND	3

MANAGEMENT DISCUSSION (CONT.)

Ratings are provided by Moody’s Investor Services and Standard & Poor’s. The Moody’s ratings in the following ratings explanations are in parenthesis.

AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

4	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America High Yield Tax Free Bond Fund

June 30, 2013

New York	23.29%	$37,875,438
Puerto Rico	10.90	17,719,537
New Jersey	10.57	17,185,275
Pennsylvania	5.80	9,433,103
Connecticut	5.46	8,875,538
California	5.39	8,761,467
Florida	4.78	7,774,887
Texas	4.67	7,596,016
Illinois	3.20	5,210,658
Michigan	2.57	4,182,963
Maryland	1.98	3,212,354
Indiana	1.77	2,884,004
Massachusetts	1.46	2,369,400
Washington	1.43	2,329,205
Georgia	1.19	1,942,516
Rhode Island	1.17	1,910,097
Wisconsin	1.16	1,882,826
New Mexico	1.11	1,805,860
Louisiana	1.11	1,797,369
Ohio	0.98	1,598,903
Maine	0.96	1,564,038
West Virginia	0.84	1,364,408
Oregon	0.79	1,282,823
District of Columbia	0.71	1,147,721
Alabama	0.58	942,593

Arizona	0.57	905,762
Kansas	0.53	853,735
Oklahoma	0.41	661,861
Alaska	0.38	622,822
Colorado	0.38	621,204
North Carolina	0.36	591,551
South Dakota	0.35	563,345
Missouri	0.33	531,522
Iowa	0.32	527,501
Wyoming	0.30	493,250
New Hampshire	0.22	359,638
South Carolina	0.19	309,889
Nebraska	0.17	282,247
Kentucky	0.17	273,395
Mississippi	0.16	266,100
Montana	0.16	255,557
Idaho	0.15	236,270
Vermont	0.14	223,405
Tennessee	0.13	217,306
Virginia	0.13	211,390
Minnesota	0.13	206,766
Utah	0.10	167,492
Nevada	0.09	147,945
Virgin Islands	0.07	107,068
North Dakota	0.03	56,805
Hawaii	0.03	41,993
Money Market	0.13	210,056
Total Investments	100.00%	$162,594,874

HIGH YIELD TAX FREE BOND FUND	5

ILLUSTRATION OF INVESTMENT (UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America High Yield Tax Free Bond Fund with the performance of the Barclay Municipal Bond Index. The values and returns for Spirit of America High Yield Tax Free Bond Fund include reinvested dividends and the impact of the maximum sales charge of 4.75% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Total Returns

For the Period Ended June 30, 2013

	Shares
1 Year	-6.82%
5 Year	3.30%
Since Inception	3.20%	*

Past performance is not indicative of future results.

a	Reflects a 4.75% front-end sales charge.
b	Inception date: February 29, 2008.

Growth of $10,000

(includes one-time 4.75% maximum sales charge and reinvestment of all distributions)

*	Fund commenced operations February 29, 2008.

The Barclays Capital Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

6	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2013 TO JUNE 30, 2013

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America High Yield Tax Free Bond Fund

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$948.00	0.90%	$4.35
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

HIGH YIELD TAX FREE BOND FUND	7

SCHEDULE OF INVESTMENTS	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 99.02%

Alabama 0.57%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$104,273
University of Alabama/The, University & College Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.50%, 07/01/42	1,000,000	838,320
		942,593

Alaska 0.38%
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	97,220
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	96,387
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100, (OID), 5.00%, 06/01/32	500,000	429,215
		622,822

Arizona 0.55%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	103,397
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	745,000	696,284
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	106,081
		905,762

California 5.34%
Bay Area Toll Authority, Highway Improvements, Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	268,175
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	288,687
California State Public Works Board, Public Improvements, Revenue Bonds, Series A, Callable 04/01/22 @ 100, 5.00%, 04/01/33	2,000,000	2,062,740

See accompanying notes to financial statements.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
California State Public Works Board, University & College Improvements, Revenue Bonds, Series H, Callable 04/01/22 @ 100, (OID), 4.00%, 04/01/37	$250,000	$209,030
City of Los Angeles Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	90,116
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	52,954
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	277,732
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	25,431
Huntington Beach Public Financing Authority, Public Improvements, Revenue Bonds, Callable 09/01/21 @ 100, (OID), 4.50%, 09/01/31	250,000	249,678
State of California, Refunding Bonds, General Obligation Unltd, Callable 02/01/22 @ 100, (OID), 4.00%, 02/01/32	500,000	475,390
State of California, Refunding Bonds, General Obligation Unltd, Callable 09/01/22 @ 100, 4.00%, 09/01/37	1,200,000	1,087,260
State of California, Refunding Bonds, General Obligation Unltd, Callable 02/01/22 @ 100, 4.38%, 02/01/38	500,000	483,525
State of California, Port, Airport & Marina Improvements, General Obligation Unltd, Callable 11/01/20 @ 100, 5.00%, 11/01/25	250,000	275,230
State of California, Refunding Bonds, General Obligation Unltd, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	265,097
State of California, Refunding Bonds, General Obligation Unltd, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	529,430
State of California, Refunding Bonds, General Obligation Unltd, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	516,720
State of California, Port, Airport & Marina Improvements, General Obligation Unltd, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	268,842
State of California, Public Improvements, General Obligation Unltd, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	572,905

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
State of California, Public Improvements, General Obligation Unltd, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	$100,000	$113,737
University of California, University & College Improvements, Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	476,373
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,514
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	149,901
		8,761,467

Colorado 0.38%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	107,324
Montrose Memorial Hospital, Hospital Improvements, Revenue Bonds, Callable 12/01/13 @ 102, (OID), 6.00%, 12/01/33	500,000	513,880
		621,204

Connecticut 5.41%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	450,000	463,594
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	120,000	123,451
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	245,000	248,295
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	216,925
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	222,740
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	247,968

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	$150,000	$146,121
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	240,958
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	463,140
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	691,972
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	232,515
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.38%, 11/15/31	100,000	99,808
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	500,000	474,950
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	102,843
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	219,612
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	198,613
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	263,297
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	385,000	408,685
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	234,565

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	$100,000	$92,642
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	478,740
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	442,940
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	503,600
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	102,754
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	128,036
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	105,799
State of Connecticut, Public Improvements, General Obligation Unltd, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	248,030
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	808,090
State of Connecticut Special Tax Revenue, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	115,555
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	493,594
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	55,706
		8,875,538

District of Columbia 0.70%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (FSA), 5.45%, 07/15/35	525,000	544,073

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

District of Columbia (cont.)
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fanni Mae), 4.45%, 06/15/31	$320,000	$320,000
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fanni Mae), 4.90%, 06/01/40	280,000	283,648
		1,147,721

Florida 4.74%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	164,408
City of Jacksonville , Public Improvements, Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/34	200,000	208,316
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	109,234
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	128,683
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	515,735
County of Miami-Dade, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	112,534
County of Miami-Dade, Public Improvements, General Obligation Unltd, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	275,112
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	263,582
County of Miami-Dade, Refunding Revenue Bonds, Subseries B, Callable 10/01/22 @ 100, (AGM), 4.00%, 10/01/37	250,000	220,865
County of Miami-Dade, Refunding Revenue Bonds, Subseries B, Callable 10/01/22 @ 100, (OID), 4.00%, 10/01/37	250,000	219,428
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	157,541
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	103,951

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	$250,000	$275,290
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	174,494
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	103,762
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	140,591
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	95,000	99,231
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	106,244
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	107,602
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	519,085
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	223,790
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	216,728
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	416,885
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries A, Callable 10/01/18 @ 100, 3.00%, 10/01/26	300,000	244,578
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries A, Callable 10/01/18 @ 100, 3.00%, 10/01/26	100,000	88,183
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries B, Callable 10/01/18 @ 100, 3.00%, 10/01/26	500,000	432,155
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	469,788

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	$250,000	$219,870
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	275,772
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	414,152
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	183,394
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	50,317
State of Florida, School Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 101, (OID), 5.25%, 07/01/24	380,000	430,221
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	103,366
		7,774,887

Georgia 1.18%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	260,475
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	354,113
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	268,745
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	95,052
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	171,066
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	55,775
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	278,345

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Georgia (cont.)
Georgia Housing & Finance Authority, State Single-Family Housing, Revenue Bonds, Series A-1, Callable 12/01/21 @ 100, 4.00%, 12/01/37	$500,000	$458,945
		1,942,516

Hawaii 0.03%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	41,993

Idaho 0.14%
Idaho State Building Authority, Refunding Revenue Bonds, Callable 09/01/22 @ 100, (OID), 4.00%, 09/01/37	250,000	236,270

Illinois 3.18%
Chicago Board of Education, School Improvements, General Obligation Unltd, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	2,300,000	2,306,739
City of Chicago, Local Multi-Family Housing, Revenue Bonds, Callable 08/01/20 @ 100, (Freddie Mac), 4.75%, 02/01/31	250,000	256,027
City of Chicago, Refunding Bonds, General Obligation Unltd, Series C, Callable 01/01/22 @ 100, 4.00%, 01/01/30	500,000	450,510
City of Chicago Waterworks Revenue, Refunding Revenue Bonds, Callable 11/01/22 @ 100, 4.00%, 11/01/37	500,000	446,845
Illinois Finance Authority, University & College Improvements, Revenue Bonds, Series A, Callable 10/01/21 @ 100, 4.00%, 10/01/33	300,000	290,265
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	255,038
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	235,670
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	109,186
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	189,348
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	283,790

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	$250,000	$278,590
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	108,650
		5,210,658

Indiana 1.76%
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	267,447
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	284,801
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	108,308
Indiana Finance Authority, Water & Sewer Improvements, Revenue Bonds, Series C, Callable 02/01/23 @ 100, 4.00%, 02/01/32	250,000	249,668
Town of Munster , Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	1,973,780
		2,884,004

Iowa 0.32%
Iowa Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, 4.75%, 08/01/42	250,000	202,283
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	325,218
		527,501

Kansas 0.52%
Kansas Development Finance Authority, Refunding Revenue Bonds, Callable 05/15/22 @ 100, 4.00%, 11/15/37	675,000	598,178
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	255,557
		853,735

Kentucky 0.17%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	273,395

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Louisiana 1.10%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	$500,000	$414,810
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	105,124
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	272,385
Parish of St. John the Baptist, Industrial Improvements, Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	1,000,000	1,005,050
		1,797,369

Maine 0.95%
Maine Governmental Facilities Authority, Public Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 4.00%, 10/01/33	500,000	500,000
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	431,360
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	100,000	101,366
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	89,006
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	88,093
Maine State Housing Authority, Local Single-Family Housing, Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	104,213
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	250,000
		1,564,038

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Maryland 1.96%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	$250,000	$252,893
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	363,674
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	502,255
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	547,135
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	482,958
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	61,793
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	170,707
Montgomery County Housing Opportunites Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	600,000	563,424
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing, Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	267,515
		3,212,354

Massachusetts 1.45%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	205,000	215,359
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	85,000	88,265
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	157,146

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	$100,000	$101,711
Massachusetts Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 159, Callable 12/01/21 @ 100, 4.05%, 12/01/32	250,000	247,670
Massachusetts Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 162, Callable 06/01/22 @ 100, (Freddie Mac) (Fanni Mae), 3.50%, 12/01/42	100,000	86,553
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	181,452
Massachusetts Housing Finance Agency, Revenue Bonds, Series B, Callable 12/01/22 @ 100, 3.50%, 12/01/31	300,000	280,629
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	104,652
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	103,229
Massachusetts State College Building Authority, Refunding Revenue Bonds, Series B, Callable 05/01/22 @ 100, (GTD), 4.00%, 05/01/43	500,000	454,140
Massachusetts State College Building Authority, University & College Improvements, Revenue Bonds, Series C, Callable 05/01/22 @ 100, 3.00%, 05/01/34	150,000	116,081
Massachusetts Water Pollution Abatement Trust/The, Refunding Revenue Bonds, Subseries 16B, Callable 08/01/20 @ 100, 4.00%, 08/01/42	250,000	232,513
		2,369,400

Michigan 2.55%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	447,440
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	785,385
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	105,070

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.63%, 11/15/29	$100,000	$108,406
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	135,000	139,057
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	699,882
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	496,379
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	250,443
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	258,565
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	285,070
Western Michigan University, University & College Improvements, Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/26	550,000	607,266
		4,182,963

Minnesota 0.13%
City of St. Cloud , Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100, (OID), 5.00%, 05/01/25	200,000	206,766

Mississippi 0.16%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	266,100

Missouri 0.32%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	294,313
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	155,000	157,477

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Missouri (cont.)
Missouri State Health & Educational Facilities Authority, Health, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	$100,000	$79,732
		531,522

Montana 0.16%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	255,557

Nebraska 0.17%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	282,247

Nevada 0.09%
City of Reno, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	52,471
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	95,000	95,474
		147,945

New Hampshire 0.22%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	246,020
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	113,618
		359,638

New Jersey 10.48%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	271,907
Hudson County Improvement Authority, Refunding Revenue Bonds, Callable 04/01/22 @ 100, (GTD) (OID), 3.00%, 04/01/28	250,000	218,635
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	171,416

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Economic Development Authority, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 4.00%, 03/01/29	$2,000,000	$1,877,660
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	250,000	263,500
New Jersey Economic Development Authority, Economic Improvements, Revenue Bonds, Callable 06/15/14 @ 100, (OID), 5.75%, 06/15/29	450,000	473,737
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	104,226
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	855,000	952,923
New Jersey Educational Facilities Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, 4.00%, 07/01/32	500,000	459,200
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 01/01/14 @ 100, (OID), 5.38%, 07/01/29	500,000	505,265
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	610,945
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	230,090
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	286,707
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	245,000	256,236
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	102,122
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	65,157
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	110,000	113,819

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	$200,000	$210,504
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	523,980
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	114,051
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.00%, 06/15/26	750,000	829,117
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, 5.00%, 06/15/42	4,185,000	4,312,768
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	240,759
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 3.00%, 06/15/29	250,000	206,535
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, (OID), 3.25%, 06/15/38	350,000	259,647
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,105,000	1,148,614
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	207,294
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	882,270
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/28	500,000	429,165
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	210,400
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	207,050

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	$550,000	$439,576
		17,185,275

New Mexico 1.10%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	425,655
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	232,486
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	466,378
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	145,000	138,297
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.50%, 09/01/27	240,000	233,962
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	245,000	233,813
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	75,269
		1,805,860

New York 23.10%
City of New York, Public Improvements, General Obligation Unltd, Series A-1, Callable 08/01/21 @ 100, (OID), 4.50%, 08/01/35	500,000	511,890
City of New York, Refunding Bonds, General Obligation Unltd, Series C, Callable 08/01/22 @ 100, (OID), 3.13%, 08/01/33	100,000	82,806
City of New York, Refunding Bonds, General Obligation Unltd, Series E, Callable 02/01/23 @ 100, 3.00%, 08/01/33	250,000	201,315
City of New York, Refunding Bonds, General Obligation Unltd, Series E, Callable 02/01/23 @ 100, 4.00%, 08/01/32	250,000	245,085

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	$60,000	$60,431
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	208,524
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	268,615
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	130,419
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	277,380
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/22 @ 100, 4.00%, 11/15/31	250,000	247,105
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 4.00%, 11/15/33	100,000	93,306
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	257,392
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/46	350,000	356,447
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	104,511
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, (OID), 4.00%, 11/15/33	665,000	621,090
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 11/15/22 @ 100, (OID), 4.25%, 11/15/42	495,000	458,212
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	523,775

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/42	$1,000,000	$1,021,830
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/22 @ 100, 4.00%, 11/15/30	500,000	482,945
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	253,608
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	100,987
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	257,917
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	524,545
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D-1, Callable 11/01/22 @ 100, (OID), 3.75%, 11/01/29	500,000	468,950
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series E, Callable 11/15/22 @ 100, (OID), 4.00%, 11/15/38	675,000	602,255
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series H, Callable 11/15/22 @ 100, 3.63%, 11/15/37	300,000	253,125
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	280,037
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series A, Callable 09/15/19 @ 100, (Fannie Mae), 4.50%, 09/15/25	200,000	209,346
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	508,385
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	255,522

HIGH YIELD TAX FREE BOND FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 11/01/21 @ 100, 3.80%, 11/01/37	$500,000	$458,765
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	103,718
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	251,750
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	458,765
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	257,785
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	257,800
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	170,975
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	104,653
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	254,413
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	253,255
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	91,193
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	146,595
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	200,000	200,914

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	$3,750,000	$3,708,075
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	715,650
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 07/15/22 @ 100, (State Aid Withholding), 4.00%, 07/15/42	250,000	228,953
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	272,605
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	540,360
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, (OID), 3.25%, 06/15/47	250,000	193,003
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	500,000	521,800
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	260,842
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	88,418
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 4.00%, 06/15/39	1,000,000	928,220
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, (OID), 4.25%, 06/15/47	150,000	142,752
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	156,816
New York City Water & Sewer System, Refunding Revenue Bonds, Series FF, Callable 06/15/22 @ 100, (OID), 4.00%, 06/15/45	500,000	455,475
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,041,720

HIGH YIELD TAX FREE BOND FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	$250,000	$255,410
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	266,782
New York Mortgage Agency, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 3.45%, 10/01/33	250,000	230,693
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	54,900
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	982,440
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.00%, 10/01/36	895,000	885,594
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.13%, 10/01/40	910,000	904,786
New York Mortgage Agency, Refunding Revenue Bonds, Series 176, Callable 04/01/22 @ 100, 3.65%, 10/01/37	250,000	227,363
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	117,196
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	114,465
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/17 @ 100, 5.00%, 05/01/22	660,000	704,906
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	194,172
New York State Dormitory Authority, Revenue Bonds, Callable 11/01/16 @ 100, 5.00%, 11/01/34	700,000	716,744
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	208,550
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	542,670
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.50%, 05/01/37	350,000	375,900

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 12/15/22 @ 100, 4.00%, 12/15/33	$500,000	$481,040
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series A, Callable 10/01/22 @ 100, (AGM) (OID), 4.00%, 10/01/38	500,000	446,645
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	324,225
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/32	500,000	536,070
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/41	500,000	514,980
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	43,278
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	796,245
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, 4.00%, 07/01/31	125,000	123,576
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	420,675
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	166,701
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 3.50%, 10/01/32	270,000	227,777
New York State Dormitory Authority, Refunding Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 4.00%, 10/01/37	175,000	156,107
New York State Dormitory Authority, Revenue Bonds, Series F, Callable 10/01/22 @ 100, (AGM) (OID), 3.10%, 10/01/29	200,000	167,810
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	235,528
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	101,392

HIGH YIELD TAX FREE BOND FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	$200,000	$205,742
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	267,395
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	219,020
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	161,108
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	515,015
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 05/01/22 @ 100, 3.75%, 11/01/37	250,000	222,148
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series D, Callable 05/01/22 @ 100, 3.60%, 05/01/45	200,000	174,458
New York State Thruway Authority, Revenue Bonds, Series I, Callable 01/01/22 @ 100, (OID), 4.13%, 01/01/42	500,000	468,530
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	117,351
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	411,940
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	411,940
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 3.00%, 12/01/32	250,000	203,118
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	204,908
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	199,625

32	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Tobacco Settlement Financing Corp., Housing, Revenue Bonds, Callable 07/24/13 @ 100, 5.50%, 06/01/19	$195,000	$195,667
Triborough Bridge & Tunnel Authority, Public Improvements, Revenue Bonds, Series A, Callable 11/15/22 @ 100, 4.00%, 11/15/37	250,000	239,828
		37,875,438

North Carolina 0.36%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	106,711
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	264,832
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	220,008
		591,551

North Dakota 0.03%
North Dakota Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	55,000	56,805

Ohio 0.98%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	351,527
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	70,646
Kent State University, OH, Public Improvements, Revenue Bonds, Series A, Callable 05/01/22 @ 100, (OID), 4.00%, 05/01/32	500,000	467,525
Ohio State Higher Educational Facilities Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	254,425
Ohio State Higher Educational Facilities Commission, Hospital Improvements, Revenue Bonds, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	274,790

HIGH YIELD TAX FREE BOND FUND	33

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
Ohio State University, University & College Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 4.00%, 06/01/43	$200,000	$179,990
		1,598,903

Oklahoma 0.40%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/38	250,000	222,990
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	216,668
Oklahoma Water Resources Board, Water Utility Improvements, Revenue Bonds, Series A, Callable 04/01/22 @ 100, (OID), 3.50%, 04/01/36	250,000	222,203
		661,861

Oregon 0.78%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	109,770
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	255,742
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.50%, 08/15/28	250,000	270,120
Oregon Health & Science University, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.88%, 07/01/28	250,000	240,220
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	36,945
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	207,560
State of Oregon, University & College Improvements, Refunding Bonds, General Obligation Unltd, Series A, Callable 08/01/23 @ 100, (OID), 3.25%, 08/01/38	200,000	162,466
		1,282,823

Pennsylvania 5.75%
City of Philadelphia, Refunding Bonds, General Obligation Unltd, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	146,086

34	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
City of Philadelphia, Refunding Bonds, General Obligation Unltd, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	$220,000	$233,924
City of Philadelphia, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	844,860
Governor Mifflin School District, Refunding Bonds, General Obligation Unltd, Series A, Callable 04/01/23 @ 100, (State Aid Withholding), 3.00%, 04/01/29	500,000	417,340
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	542,640
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	88,671
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	97,947
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	96,877
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	266,755
Pennsylvania Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 114C, Callable 10/01/21 @ 100, 3.65%, 10/01/37	250,000	228,255
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 4.00%, 12/01/32	250,000	231,498
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,048,180
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries A-1, Callable 12/01/22 @ 100, 5.00%, 12/01/43	3,385,000	3,440,785
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	278,165

HIGH YIELD TAX FREE BOND FUND	35

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	$100,000	$109,013
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facility Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (AGM) (OID), 4.00%, 02/01/28	375,000	362,107
		9,433,103

Puerto Rico 10.81%
Commonwealth of Puerto Rico, General Obligation Unltd, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	251,378
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	250,000	240,365
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	473,650
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, (CIFG) (TCRS), 5.00%, 07/01/29	200,000	195,904
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	350,031
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/24	300,000	285,105
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	236,045
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	395,025
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.38%, 07/01/33	250,000	232,290
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	511,770
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, (AGM), 6.00%, 07/01/33	350,000	355,925
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	100,663

36	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	$200,000	$192,198
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	98,574
Commonwealth of Puerto Rico, General Obligation Unltd, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	102,159
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series C, Callable 07/01/16 @ 100, (AGM), 6.00%, 07/01/36	500,000	506,950
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series C, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/39	1,385,000	1,363,505
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series E, Callable 07/01/16 @ 100, (OID), 5.63%, 07/01/32	625,000	602,069
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	235,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/30	250,000	220,430
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.00%, 07/01/33	200,000	173,120
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/29	250,000	228,725
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.25%, 07/01/42	135,000	114,334
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.75%, 07/01/37	500,000	459,270
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/38	500,000	484,295

HIGH YIELD TAX FREE BOND FUND	37

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/44	$355,000	$334,598
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	229,965
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	514,035
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series XX, Callable 07/01/15 @ 100, (OID), 5.25%, 07/01/35	250,000	231,338
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100, (AGM), 4.95%, 07/01/26	95,000	95,166
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	20,000	18,400
Puerto Rico Public Buildings Authority, Public Improvements, Revenue Bonds, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	597,580
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	104,403
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	945,000	971,829
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	235,000	237,176
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	460,000	469,885
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	247,855
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	255,212

38	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100, (Commonwealth Guaranteed), 6.00%, 07/01/38	$100,000	$99,359
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/21	180,000	172,696
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	175,931
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed), 5.25%, 07/01/23	100,000	96,127
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/42	925,000	804,528
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	183,503
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	255,992
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	250,128
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (OID), 5.25%, 08/01/30	100,000	101,775
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/37	420,000	430,349
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, (OID), 5.38%, 08/01/36	850,000	864,212
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,568,415
		17,719,537

HIGH YIELD TAX FREE BOND FUND	39

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Rhode Island 1.17%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	$500,000	$486,875
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	148,103
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	219,304
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	262,370
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, 3.45%, 04/01/35	250,000	221,295
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	536,325
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	35,825
		1,910,097

South Carolina 0.19%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100, (OID), 5.75%, 08/01/36	250,000	256,077
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	53,812
		309,889

South Dakota 0.34%
City of Sioux Falls Sales Tax Revenue, Public Improvements, Revenue Bonds, Series A, Callable 11/15/22 @ 100, (OID), 3.25%, 11/15/30	575,000	486,502
South Dakota Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	75,000	76,843
		563,345

40	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Tennessee 0.13%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	$200,000	$217,306

Texas 4.63%
City of Houston, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	517,060
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	220,940
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	187,065
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	114,928
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 11/15/22 @ 100, 5.00%, 11/15/37	2,000,000	2,004,340
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	111,471
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,334,512
Red River Education Financing Corp, University & College Improvements, Revenue Bonds, Callable 03/15/20 @ 100, (OID), 4.38%, 03/15/41	500,000	494,035
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	217,868
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	108,729
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	107,099
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/14 @ 100, (OID), 5.38%, 09/01/30	1,000,000	1,021,790
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	55,922

HIGH YIELD TAX FREE BOND FUND	41

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	$100,000	$110,845
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	107,376
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	882,036
		7,596,016

Utah 0.10%
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.25%, 01/01/25	60,000	62,572
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	104,920
		167,492

Vermont 0.14%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	250,000	223,405

Virgin Islands 0.07%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	107,068

Virginia 0.13%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	211,390

Washington 1.42%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,025,100
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	261,990
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	536,475

42	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Washington (cont.)
Washington State Housing Finance Commission, State Single-Family Housing, Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 06/01/36	$500,000	$505,640
		2,329,205

West Virginia 0.83%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	262,822
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	206,436
West Virginia Water Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.00%, 10/01/39	1,000,000	895,150
		1,364,408

Wisconsin 1.15%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	444,596
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	103,684
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	107,333
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Callable 04/15/15 @ 100, (OID), 5.63%, 04/15/33	100,000	103,461
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Series A, Callable 07/15/21 @ 100, (AGM), 5.00%, 07/15/27	1,050,000	1,123,752
		1,882,826

Wyoming 0.30%
Wyoming Community Development Authority, Refunding Revenue Bonds, Series 2, Callable 12/01/21 @ 100, 4.25%, 12/01/37	500,000	493,250
Total Municipal Bonds (Cost 164,934,467)		162,384,818

HIGH YIELD TAX FREE BOND FUND	43

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Money Market 0.13%
Federated Municipal Obligations Fund, 0.01%	210,056	$210,056
Total Money Market (Cost 210,056)		210,056

Total Investments — 99.15%
(Cost 165,144,523*)		162,594,874
Other Assets in Excess of Liabilities — 0.85%		1,386,118

NET ASSETS — 100.00%		$163,980,992

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Capitalized Interest Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

GTD - Guaranteed

INS - Insured

MBIA - Municipal Bond Insurance Association

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts

*	Aggregate cost for federal income tax purposes is $165,147,083 and net unrealized depreciation consists of:

Gross unrealized appreciation	$4,646,259
Gross unrealized depreciation	(7,198,468)
Net unrealized depreciation	($2,552,209)

44	SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2013 (UNAUDITED)

ASSETS
Investments in securities at value (cost $165,144,523) (Note 1)	$162,594,874
Receivable for Fund shares sold	323,492
Dividends and interest receivable	2,220,184
Receivable for investments sold	215,050
Prepaid expenses	62,227
TOTAL ASSETS	165,415,827

LIABILITIES
Payable for Fund shares redeemed	225,557
Payable for investment advisory fees	63,220
Payable for accounting and administration fees	13,168
Payable for distributions to shareholders	221,781
Payable for distribution fees (Note 3)	20,754
Payable for investments purchased	830,053
Payable to custodian	8,216
Other accrued expenses	52,086
TOTAL LIABILITIES	1,434,835
NET ASSETS	$163,980,992
Net assets applicable to 17,461,199 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$163,980,992
Net asset value and redemption price per share ($163,980,992 ÷ 17,461,199 shares)	$9.39
Maximum offering price per share ($9.39 ÷ 0.9525)	$9.86

SOURCE OF NET ASSETS
As of June 30, 2013, net assets consisted of:
Paid-in capital	$166,868,470
Accumulated net realized loss on investments	(337,829)
Net unrealized depreciation on investments	(2,549,649)
NET ASSETS	$163,980,992

See accompanying notes which are an integral part of the financial statements.

HIGH YIELD TAX FREE BOND FUND	45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$3,548,895
TOTAL INVESTMENT INCOME	3,548,895

EXPENSES
Investment Advisory fees (Note 3)	480,521
Distribution fees (Note 3)	120,130
Accounting and Administration fees	80,995
Auditing fees	8,482
Chief Compliance Officer salary (Note 3)	3,260
Custodian fees	11,900
Directors’ fees	8,418
Insurance expense	16,064
Legal fees	8,813
Printing expense	25,416
Registration fees	8,596
Transfer Agent fees	68,402
Line of credit fees	959
Excise tax expense	75
Other expenses	3,566
TOTAL EXPENSES	845,597
Fees waived and reimbursed by Adviser (Note 3)	(122,996)
NET EXPENSES	722,601
NET INVESTMENT INCOME	2,826,294

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	187,552
Net change in unrealized appreciation/depreciation of investments	(12,308,234)
Net realized and unrealized loss on investments	(12,120,682)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,294,388)

See accompanying notes which are an integral part of the financial statements.

46	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

OPERATIONS
Net investment income	$2,826,294	$5,243,996
Net realized gain on investment transactions	187,552	956,102
Net change in unrealized appreciation/depreciation of investments	(12,308,234)	4,024,487
Net increase (decrease) in net assets resulting from operations	(9,294,388)	10,224,585

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(2,826,294)	(5,243,996)
Total distributions to shareholders	(2,826,294)	(5,243,996)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares Sold	35,797,418	63,907,954
Shares issued from reinvestment of distributions	1,765,686	3,378,564
Shares redeemed	(18,254,401)	(17,951,481)
Increase in net assets derived from capital share transactions	19,308,703	49,335,037
Total Increase in net assets	7,188,021	54,315,626

NET ASSETS
Beginning of period	156,792,971	102,477,345
End of period	$163,980,992	$156,792,971

Transactions in capital stock were:
Shares Sold	3,569,450	6,370,398
Shares issued from reinvestment of distributions	176,670	336,946
Shares redeemed	(1,834,016)	(1,792,140)
Increase in shares outstanding	1,912,104	4,915,204

See accompanying notes which are an integral part of the financial statements.

HIGH YIELD TAX FREE BOND FUND	47

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2013 (Unaudited)		For The Year Ended December 31, 2012	For The Year Ended December 31, 2011	For The Year Ended December 31, 2010	For The Year Ended December 31, 2009	For The Period Ended December 31, 2008*
Net asset value, beginning of period	$10.08		$9.64	$9.04	$9.31	$7.59	$10.00

Income from investment operations:
Net investment income	0.16		0.41	0.49 [1]	0.51 [1]	0.55 [1]	0.47	[1]
Net realized and unrealized gain (loss) on investments	(0.69)		0.44	0.60	(0.27)	1.73	(2.41)
Total from investment operations	(0.53)		0.85	1.09	0.24	2.28	(1.94)

Less distributions:
Distributions from net investment income	(0.16)		(0.41)	(0.49)	(0.51)	(0.56)	(0.47)
Total distributions	(0.16)		(0.41)	(0.49)	(0.51)	(0.56)	(0.47)

Net asset value, end of period	$9.39		$10.08	$9.64	$9.04	$9.31	$7.59
Total Return²	(5.20)%		8.91%	12.41%	2.44%	30.78%	(20.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$163,981		$156,793	$102,477	$90,254	$67,929	$22,974
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.05	%³	1.15%	1.20%	1.22%	1.41%	1.84	%³
After expense reimbursement or recapture	0.90	%³	0.90%	0.90%	0.90%	0.90%	0.30	%³
Ratio of net investment income to average net assets	3.54	%³	4.01%	5.28%	5.32%	6.22%	6.42	%³
Portfolio turnover	4.27%[4]		12.92%	23.10%	8.66%	5.87%	6.63%[4]

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Calculation is annualized.

4 Calculation is not annualized.

* The Fund commenced operations on February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

48	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2013 (UNAUDITED)

Note 1 – Significant Accounting Policies

Spirit of America High Yield Tax Free Bond Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on February 29, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

HIGH YIELD TAX FREE BOND FUND	49

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2013 is as follows:

High Yield Tax Free Bond Fund

Valuation Inputs
Level 1 – Quoted Prices	$210,056
Level 2 – Other Significant Observable Inputs*	162,384,818
Level 3 – Significant Unobservable Inputs	—

Total Market Value of Investments	$162,594,874

* Security Types as defined in the Schedule of Investments

During the six months ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 2 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2013, excluding short-term investments, were $6,801,129 and $26,891,104, respectively.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2013 were $480,521.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed

50	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

0.90% of the average daily net assets of the Fund through April 30, 2014. For the six months ended June 30, 2013, the Adviser reimbursed the Fund $122,996.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2013 was $733,587. Of this balance, $290,233 will expire in 2014, $320,358 will expire in 2015, and $122,996 will expire in 2016.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.15% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2013, fees paid to the Distributor under the Plan were $120,130.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2013, sales charges received by the Distributor were $1,630,642. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase. Certain redemptions made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus.

Certain Officers and Directors of the Company are “affiliated persons,” as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $3,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2013, the Fund was allocated $3,260 of the Chief Compliance Officer’s salary.

Note 4 – Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative

HIGH YIELD TAX FREE BOND FUND	51

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the

Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 – Federal Income Taxes

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

Tax Basis Distributions

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2012	$293,885	$4,950,111	$0	$5,243,996
12/31/2011	$576,209	$4,457,852	$0	$5,034,061

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2012, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Capital Loss Carryforward	$(522,821)
Deferred Post-October Losses	—
Unrealized appreciation	9,756,025

Total Distributable Earnings	$9,233,204

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes of $522,821, of which all are available to reduce future required distributions of net capital gains to shareholders through the years 2017.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleges that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully

52	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years, in each case beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve any of the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. DLA expects the Court of Appeals for the Second Circuit to affirm the dismissal although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their claims against DLA and/or David Lerner that such outcome would not materially affect DLA’s ability to act as the Fund’s principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor any of the Funds was a party to any of the investigations or actions listed in this section.

Note 7 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

Tax Information (Unaudited)

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

HIGH YIELD TAX FREE BOND FUND	53

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

Exempt Interest Dividends

For the period ended December 31, 2012, in accordance with the Internal Revenue Code 852 (b)(5), the Fund qualifies to designate $4,950,110 as exempt-interest dividends. Shareholders may treat these distributions as excludable from gross income per Internal Revenue Code 103(a).

Qualified Interest Income

For the year ended December 31, 2012, 100% of the distributions paid by the Fund from ordinary income are designated as qualified interest income pursuant to The American Jobs Creation Act of 2004.

54	SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America High Yield Tax Free Bond Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2013, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America High Yield Tax Free Bond Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2012 Spirit of America        SOAHY-SAR13

SEMI-ANNUAL REPORT

JUNE 30, 2013

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to send you the 2013 Semi-Annual Report for The Spirit of America Income Fund, (the “Fund”). The Fund began operations on December 31, 2008. It is our flagship fund; the largest fund in the Spirit of America Family.

As the first half of 2013 comes to an end, we couldn’t be more proud and excited about the progress of this fund that is now over 4 years old. Although past performance is no guarantee of future results, the Spirit of America Income Fund has met and exceeded our goals. This year has shown strong and steady growth in assets under management for the Fund and we look forward to continued inflows and further development in structure and diversification going forward.

We firmly maintain our philosophy that striving for the optimal balance between yield and risk will position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals.

We are proud of the increasing number of investors in the Fund since its inception. Your support is sincerely appreciated and we look forward to your continued investment in The Spirit of America Income Fund.

Sincerely,

David Lerner	William Mason
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

INCOME FUND	1

MANAGEMENT DISCUSSION

Economic Summary

The Spring 2013 version of the Fiscal Survey of the States released by the National Governors Association and the National Association of State Budget Officers indicated that higher revenue collections have boosted the short-term outlook for states, but the slow economic recovery and stubbornly high unemployment have many states worried that fiscal improvements may be temporary.

At its mid-year meeting in June, the Federal Reserve’s policymaking Federal Open Market Committee made no change in the central bank’s easy money stance; however Chairman Ben Bernanke’s comments following the meeting indicated that the Fed may reduce the pace of monetary stimulus sooner than expected.

Bernanke, speaking with reporters after the FOMC meeting, commented that the committee could start tapering its $85 billion-a-month bond purchasing program by the end of 2013 and finish by mid-2014. He stressed that ending the bond buying is contingent on the unemployment rate coming down to around 7%, supported by strong enough economic growth to generate job gains.

The comments by Bernanke led to a selloff in Treasuries and municipal bonds followed. Over the three trading days following the June Fed meeting, yields on benchmark municipal bonds increased by 60 basis points, the largest move over a three-day period in more than 25 years.

At the end of June the U.S. government announced that the economy grew at an annual rate of 1.8 percent in the first three months of the year, significantly slower than the previous report of a 2.4 percent pace.

The revised rate is still greater than the 0.4 percent GDP growth in the fourth quarter of 2012. Almost all categories were revised lower, with the exception of home construction and government. The largest cause of the revision was lower than previously estimated consumer spending. This data revision could affect the Fed’s decision to scale back its bond buying.

Market Commentary

The first six months of the year saw a decline in municipal bond prices. Over the first half of 2013 the Municipal Market Data (MMD) Taxable 30-year AAA yield went from a 3.80 on January 2, 2013 to a 4.62 on June 28, 2013. At the same time, the 30-year US Treasury bond yield went from a 3.04 on January 2, 2013 to a 3.50 on June 28, 2013.

Over the period from January 2, 2013 through June 28, 2013 the S&P 500 Index had a total return of 9.8371%. The Fund began purchasing Master Limited Partnerships (MLPs) in 2013. During the first half of the year the Alerian MLP Index (AMZ) had a total return of 14.2836% for the period of January 2, 2013 through June 28, 2013. The Alerian MLP Index is a capitalization-weighted composite of 50 energy Master Limited Partnerships that provides an unbiased, comprehensive benchmark for the MLP asset class.

Fund Summary

The Spirit of America Income Fund, (SOAIX) (the “Fund”) is the largest fund of the Spirit of America Family of Funds in assets under management. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on investing in a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S.

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.)

corporate bonds, preferred stocks, collateralized mortgage obligations, and master limited partnerships (MLPs).

During the beginning of year we began purchasing Master Limited Partnerships (MLPs). An MLP is a type of limited partnership that is publically traded. MLPs are typically engaged in the transport, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. We have seen value in MLPs, particularly in the Midstream segment, which involves storage, transportation, and processing.

At the end of the first half of 2013, the Fund had over 59% of its assets in taxable municipal bonds, which has been substantially reduced from this time last year. Besides municipal bonds, the fund is comprised of 15.36% of preferred stock, 11.30% of corporate bonds, and 10.68% of MLPs. We remain diligent in our approach to the market. Here at Spirit of America each and every credit goes through vigorous credit analysis and we have a wealth of knowledge and experience in trading.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way — utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience. When we began the Fund, we felt the environment was favorable to start an income fund and while past performance is no guarantee of future results; our results have validated that belief.

Return Summary

During the first six months of the year yields rose on both the long U.S. Treasury bond and the Taxable AAA Municipal Market Data (MMD) scale, as a result the Net Asset Value of the Fund declined from $12.19 per share to $11.81. We believe our decline was muted as compared to some other fixed income investments due to our product selection and decision to invest in Master Limited Partnerships (MLPs). We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk.

INCOME FUND	3

MANAGEMENT DISCUSSION (CONT.)

Ratings are provided by Moody’s Investor Services and Standard & Poor’s.

The Moody’s ratings in the following ratings explanations are in parenthesis.

AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

4	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION

Summary of Portfolio Holdings

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Income Fund

June 30, 2013

Municipal Bonds	59.86%	$167,984,805
Preferred Stocks	15.46	43,384,455
Corporate Bonds	11.38	31,926,207
Common Stocks	10.75	30,173,381
Money Market	2.28	6,404,583
Collateralized Mortgage Obligations	0.27	746,024
Total Investments	100.00%	$280,619,455

INCOME FUND	5

ILLUSTRATION OF INVESTMENT (UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Income Fund with the performance of the Barclay US Aggregate Bond Index. The values and returns for Spirit of America Income Fund include reinvested dividends and the impact of the maximum sales charge of 4.75% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Total Returns

For the Period Ended June 30, 2013

	Shares
1 Year	-2.15%
3 Year	6.54%
Since Inception	9.83%	*

Past performance is not indicative of future results.

a	Reflects a 4.75% front-end sales charge.
b	Inception date: December 31, 2008.

Growth of $10,000

(includes one-time 4.75% maximum sales charge and reinvestment of all distributions)

*	Fund commenced operations December 31, 2008.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

6	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2013 TO JUNE 30, 2013

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Income Fund

	Beginning Account Value 1/1/13	Ending Account Value 06/30/13	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$984.70	1.10%	$5.43
Hypothetical 5% Return	$1,000.00	$1,019.33	1.10%	$5.52

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

INCOME FUND	7

SCHEDULE OF INVESTMENTS	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 0.27%
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	$329,000	$330,364
Citicorp Mortgage Securities, Inc., 1A2, 6.00%, 04/25/36	60,959	60,566
CountryWide Home Loan Mortgage Pass-Through Trust, A7, 5.50%, 10/25/35	120,000	110,935
CountryWide Home Loan Mortgage Pass-Through Trust, A27, 5.50%, 10/25/35	111,000	101,106
Mastr Asset Securitization Trust , 2A2, 5.50%, 10/25/33	58,477	58,921
Washington Mutual Mortgage Pass-Through Certificates, A11, 5.50%, 11/25/33	64,783	66,268
Washington Mutual Mortgage Pass-Through Certificates, A2, 5.50%, 11/25/33	17,851	17,864
Total Collateralized Mortgage Obligations (Cost 516,714)		746,024
Municipal Bonds 59.48%

Alabama 1.92%
City of Montgomery, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 02/01/20 @ 100, 5.70%, 02/01/40	500,000	491,910
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	3,618,760
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	770,126
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	536,425
		5,417,221

Arizona 1.13%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	250,000	265,460
Glendale Municipal Property Corp., Revenue Bonds, Series B, Callable 08/08/13 @ 102, (AMBAC), 5.58%, 07/01/32	200,000	201,648
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,489,092
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,234,415
		3,190,615

See accompanying notes to financial statements.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

California 6.43%
Alhambra Unified School District, University & College Improvements, General Obligation Unltd, 6.70%, 02/01/26	$465,000	$526,938
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	313,318
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, (OID), 6.75%, 06/01/40	1,250,000	1,301,900
City of Tulare Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,165,480
Colton Joint Unified School District, School Improvements, General Obligation Unltd, Series C, 6.01%, 08/01/26	1,000,000	1,110,110
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	192,012
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	588,295
Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unltd, 6.51%, 08/01/43	500,000	550,510
Northern California Power Agency, Build America Revenue Bonds, Series B, 7.31%, 06/01/40	1,570,000	1,828,877
Oakland Redevelopment Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	550,195
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	222,630
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	538,625
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,413,110
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,094,430
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	551,340
State of California, Recreational Facility Improvements, Build America Bonds, General Obligation Unltd, Callable 11/01/20 @ 100, 7.70%, 11/01/30	2,600,000	3,134,040

INCOME FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
State of California, School Improvements, Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 7.95%, 03/01/36	$1,500,000	$1,781,565
West Contra Costa Unified School District, School Improvements, General Obligation Unltd, Series A-1, 6.25%, 08/01/30	1,250,000	1,288,437
		18,151,812

Colorado 0.71%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	259,590
City of Brighton, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	275,665
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,207,690
County of Gunnison, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	272,430
		2,015,375

Connecticut 0.60%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unltd, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,138,560
City of Waterbury, Public Improvements, General Obligation Unltd, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	548,095
		1,686,655

District of Columbia 0.20%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	559,470

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Florida 4.92%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	$100,000	$104,073
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	209,490
City of Miami, Refunding Revenue Bonds, (OID), 6.75%, 12/01/18	1,000,000	1,097,930
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	507,241
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,370,187
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	320,961
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	271,728
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	443,324
County of Miami-Dade, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,103,320
County of Miami-Dade, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	795,262
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,191,810
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	517,170
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	415,280
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	550,570
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	277,820

INCOME FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	$165,000	$185,671
Florida Governmental Utility Authority, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,079,150
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	264,508
Florida State Department Environmental Protection Preservation , Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,664,565
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,061,500
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	285,275
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	173,645
		13,890,480

Georgia 1.41%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	4,040,000	3,982,188

Idaho 0.32%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	893,934

Illinois 8.77%
Chicago Board of Education, School Improvements, Build America Bonds, General Obligation Unltd, 6.32%, 11/01/29	650,000	701,701
Chicago Board of Education, School Improvements, Build America Bonds, General Obligation Unltd, 6.52%, 12/01/40	565,000	591,306
Chicago Transit Authority, Pension Funding, Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	406,662
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	107,980

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
City of Chicago, Public Improvements, General Obligation Unltd, 7.78%, 01/01/35	$500,000	$600,585
City of Chicago, Public Improvements, General Obligation Unltd, Series B, 5.43%, 01/01/42	1,500,000	1,405,665
City of Chicago, Public Improvements, General Obligation Unltd, Series B, 6.03%, 01/01/42	500,000	500,945
City of Chicago, Public Improvements, Build America Bonds, General Obligation Unltd, Series B, 7.52%, 01/01/40	4,105,000	4,730,766
City of Chicago Heights, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	527,390
City of Chicago Heights, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	159,414
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	310,865
City of Markham, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 7.40%, 12/01/25	1,195,000	1,317,834
County of Cook , Public Improvements, Build America Bonds, General Obligation Unltd, Series D, 6.23%, 11/15/34	2,090,000	2,109,291
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	898,556
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unltd, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,064,740
Lake County School District No. 56 Gurnee, School Improvements, Build America Bonds, General Obligation Unltd, Callable 01/01/21 @ 100, 5.90%, 01/01/25	535,000	595,867
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	286,570
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	664,460

INCOME FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
State of Illinois, Pension Funding, General Obligation Unltd, 5.10%, 06/01/33	$2,000,000	$1,857,920
State of Illinois, Public Improvements, General Obligation Unltd, 6.63%, 02/01/35	1,960,000	2,023,465
State of Illinois, School Improvements, Build America Bonds, General Obligation Unltd, 6.75%, 03/01/30	245,000	263,622
State of Illinois, School Improvements, Build America Bonds, General Obligation Unltd, 6.90%, 03/01/35	125,000	132,065
State of Illinois, Public Improvements, General Obligation Unltd, 7.10%, 07/01/35	505,000	544,102
State of Illinois, Public Improvements, Build America Bonds, General Obligation Unltd, Series B, (OID), 5.75%, 01/01/37	250,000	229,820
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unltd, (AGM), 7.03%, 12/01/28	1,500,000	1,774,890
Village of Rosemont, Public Improvements, General Obligation Unltd, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	537,030
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Ltd, 5.71%, 12/15/30	400,000	429,496
		24,773,007

Indiana 0.31%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	869,984

Kansas 0.15%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	425,389

Kentucky 0.89%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	265,833
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,020,600

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Kentucky (cont.)
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	$1,000,000	$972,760
Princeton Electric Plant Board, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, (OID), 7.00%, 11/01/42	250,000	264,185
		2,523,378

Louisiana 0.75%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Ltd, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	482,390
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,651,203
		2,133,593

Massachusetts 0.47%
City of Worcester, Pension Funding, General Obligation Ltd, (AGM) (OID), 6.25%, 01/01/28	240,000	260,532
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	869,077
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	187,230
		1,316,839

Michigan 3.53%
Avondale School District, School Improvements, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	524,670
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.62%, 05/01/35	310,000	321,833
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.67%, 05/01/40	1,490,000	1,535,847
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	159,536

INCOME FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.85%, 05/01/35	$100,000	$106,129
City of Oak Park, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 7.00%, 05/01/36	250,000	270,195
Comstock Park Public Schools, School Improvements, General Obligation Unltd, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	214,036
County of Oakland , Pension Funding, Certificate Participation, Callable 04/01/14 @ 100, (OID), 6.25%, 04/01/26	1,000,000	1,034,550
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	280,645
L’Anse Creuse Public Schools, School Improvements, Build America Bonds, General Obligation Unltd, Series B, Callable 05/01/20 @ 100, 6.59%, 05/01/40	200,000	210,774
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	272,398
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	541,705
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	500,000	537,425
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,715,000	2,339,841
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	552,434
Onsted Community Schools, School Improvements, General Obligation Unltd, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	157,451
St. Johns Public Schools, School Improvements, Build America Bonds, General Obligation Unltd, Series B, Callable 05/01/20 @ 100, 6.65%, 05/01/40	585,000	591,956
St. Joseph School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.66%, 05/01/35	250,000	262,385

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (OID), 6.70%, 05/01/35	$50,000	$50,924
		9,964,734

Mississippi 0.20%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	500,000	574,640

Missouri 1.86%
City of Kansas City, Revenue Bonds, Series D , 7.83%, 04/01/40	2,500,000	2,784,575
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	265,080
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	284,375
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	580,683
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,329,700
		5,244,413

Nebraska 0.07%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	211,156

Nevada 2.45%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,246,146
County of Clark, Transit Improvements, Build America Bonds, General Obligation Ltd, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,112,460

INCOME FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Nevada (cont.)
County of Clark, Public Improvements, Build America Bonds, General Obligation Ltd, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	$1,385,000	$1,597,210
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	289,678
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,150,000	1,432,635
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,024,299
Pershing County School District, School Improvements, Build America Bonds, General Obligation Ltd, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	230,052
		6,932,480

New Jersey 1.53%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	517,230
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, 6.31%, 07/01/26	750,000	788,295
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	544,745
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	514,840
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,077,170
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	322,093
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	546,285
		4,310,658

New York 5.47%
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	279,640

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 6.27%, 03/01/31	$500,000	$559,195
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	562,920
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	569,195
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unltd, Series G, 5.38%, 10/01/24	500,000	538,240
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	200,698
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	141,693
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	990,141
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,196,390
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,809,000
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	582,445
New York City Housing Development Corp., Revenue Bonds, Series E, Callable 11/01/21 @ 100, 4.40%, 11/01/32	500,000	471,950
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,711,500
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	604,751
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	623,390
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	571,985

INCOME FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	$1,000,000	$1,094,760
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	563,760
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	229,180
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	533,645
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	500,000	446,840
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	175,505
		15,456,823

North Carolina 0.09%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	255,814

North Dakota 0.36%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,013,900

Ohio 2.20%
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	550,165
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,671,583
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	292,576
County of Franklin, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	282,528

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
County of Franklin, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	$250,000	$280,068
Cuyahoga County, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,154,780
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	557,115
Madison Local School District Lake County, School Improvements, General Obligation Unltd, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	262,535
Mariemont City School District, General Obligation Unltd, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	120,975
Springfield Local School District Summit County, School Improvements, Build America Bonds, General Obligation Unltd, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	215,812
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	314,010
Three Rivers Local School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 6.37%, 12/01/47	500,000	514,330
		6,216,477

Oklahoma 0.19%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	530,690

Oregon 0.10%
Oregon State Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	273,975

INCOME FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania 1.34%
Mount Union Area School District, School Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	$1,000,000	$1,047,570
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	676,431
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	477,975
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	336,960
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,087,480
Township of Bristol, Pension Funding, General Obligation Unltd, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	162,665
		3,789,081

Puerto Rico 1.78%
Government Development Bank for Puerto Rico, Cash Flow Management, Revenue Bonds, Series A, (OID), 3.88%, 02/01/17	2,500,000	2,398,550
Government Development Bank for Puerto Rico, Economic Improvements, Revenue Bonds, Series B, 4.70%, 05/01/16	2,250,000	2,208,127
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series B, Callable 07/01/15 @ 100, 5.00%, 07/01/23	500,000	431,525
		5,038,202

Rhode Island 0.03%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	93,532

South Carolina 0.09%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	257,345

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

South Dakota 0.16%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	$400,000	$440,708

Tennessee 1.44%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,658,115
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,400,680
		4,058,795

Texas 3.28%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,015,249
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	828,487
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	506,985
City of San Antonio, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	277,713
County of Bexar, Public Improvements, General Obligation Ltd, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	566,970
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,769,880
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	259,415
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,309,980
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	950,283

INCOME FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	$750,000	$775,357
		9,260,319

Utah 0.19%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	545,575

Virgin Islands 0.70%
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	903,983
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,078,380
		1,982,363

Virginia 1.65%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 07/24/13 @ 100, (OID), 6.71%, 06/01/46	6,190,000	4,663,051

Washington 0.68%
City of Seattle Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	282,423
Cowlitz County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	592,530
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	266,868
Klickitat County Public Utility District No. 1, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	500,000	502,000
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	272,050
		1,915,871

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

West Virginia 0.70%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	$2,280,000	$1,968,073

Wisconsin 0.41%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,156,190
Total Municipal Bonds (Cost 163,224,200)		167,984,805

	Shares

Common Stocks 10.68%

Energy 10.68%
Atlas Pipeline Partners LP	34,500	1,317,555
Boardwalk Pipeline Partners LP	99,900	3,016,980
Buckeye Partners LP	32,000	2,245,120
Calumet Specialty Products Partners LP	74,550	2,712,129
Crosstex Energy LP	64,500	1,329,990
Eagle Rock Energy Partners LP	240,187	1,890,272
Enbridge Energy Partners LP	83,900	2,558,111
Energy Transfer Partners LP	72,000	3,638,880
Kinder Morgan Energy Partners LP	41,250	3,522,750
Regency Energy Partners LP	80,000	2,157,600
Targa Resources Partners LP	45,000	2,270,250
TC Pipelines LP	24,684	1,191,744
Williams Partners LP	45,000	2,322,000
Total Common Stocks (Cost 29,459,990)		30,173,381

	Principle Amount

Corporate Bonds 11.30%
Alcoa, Inc., 5.90%, 02/01/27	$500,000	468,760
Allstate Corp./The, 6.50%, 05/15/57	250,000	271,250
Altria Group, Inc., 9.25%, 08/06/19	250,000	331,505
Bank of America Corp., Series MTN, 5.00%, 05/13/21	1,000,000	1,068,001
Baylor College of Medicine, 5.26%, 11/15/46	2,000,000	2,022,200
BellSouth Corp., 6.00%, 11/15/34	875,000	900,329
Boston University, 5.20%, 10/01/45	385,000	412,370
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	213,000
Citigroup, Inc., 5.88%, 02/22/33	110,000	106,059
Con-way, Inc., 6.70%, 05/01/34	1,000,000	1,003,000
DDR Corp., Series MTN, 7.50%, 07/15/18	500,000	596,972
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,092,647

INCOME FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds 11.30% (cont.)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 03/15/42	$500,000	$447,613
Duke Realty LP, 4.38%, 06/15/22	250,000	247,718
Exelon Generation Co. LLC, Series 144A, 5.60%, 06/15/42	400,000	403,311
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	317,982
Ford Motor Co., 9.98%, 02/15/47	1,000,000	1,382,161
General Electric Capital Corp., Series C, 5.25%, 06/29/49	250,000	239,375
General Electric Capital Corp., Series GMTN, 6.88%, 01/10/39	1,000,000	1,236,499
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,430,000	1,618,626
Goldman Sachs Group, Inc./The, 6.00%, 06/15/20	500,000	562,619
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	504,600
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,387,049
Hewlett-Packard Co., 6.00%, 09/15/41	500,000	483,983
Kilroy Realty LP, 4.80%, 07/15/18	100,000	106,753
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	280,580
Liberty Property LP, 6.63%, 10/01/17	355,000	405,334
MetLife Capital Trust X, Series 144A, 9.25%, 04/08/38	1,500,000	1,987,500
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,550,000
Morgan Stanley, 5.75%, 01/25/21	1,000,000	1,087,127
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	379,394
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	1,014,477
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	947,532
Pitney Bowes, Inc., 5.60%, 03/15/18	500,000	539,096
Prologis , 6.88%, 03/15/20	415,000	480,901
Qwest Corp., 7.13%, 11/15/43	1,000,000	1,018,750
Simon Property Group LP, 10.35%, 04/01/19	150,000	207,980
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,179,557
Tupperware Brands Corp., 4.75%, 06/01/21	500,000	507,924
UDR, Inc., Series MTN, 5.25%, 01/15/15	110,000	116,113
United States Cellular Corp., 6.70%, 12/15/33	2,000,000	1,953,834
Valero Energy Corp., 8.75%, 06/15/30	224,000	279,789
Wells Fargo & Co., Series K, 7.98%, 03/29/49	500,000	565,937
Total Corporate Bonds (Cost 31,622,826)		31,926,207

	Shares
Preferred Stocks 15.36%

Financials 3.05%
Aegon NV, 8.00%	20,000	556,200
Aflac, Inc., 5.50%	20,000	496,000
American Financial Group, Inc., 5.75%	20,000	494,600
American Financial Group, Inc., 6.38%	10,000	256,100
Aviva PLC, 8.25%	20,100	548,529
Bank of New York Mellon Corp./The, 5.20%	20,000	473,400

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
City National Corp./CA, Series C, 5.50%	20,000	$467,200
Fifth Street Finance Corp., 5.88%	24,700	611,819
General Electric Capital Corp., 4.88%	10,000	240,000
JPMorgan Chase & Co, Series P, 5.45%	10,000	238,300
KKR Financial Holdings LLC, 7.50%	10,000	265,900
KKR Financial Holdings LLC, 8.38%	30,000	832,200
PNC Financial Services Group, Inc., Series Q, 5.38%	10,000	242,500
PNC Financial Services Group, Inc., Series P, 6.13%	9,500	255,455
Protective Life Corp., 6.25%	20,000	501,200
State Street Corp., Series C, 5.25%	30,000	750,000
U.S. Bancorp, Series G, 6.00%	6,500	178,165
U.S. Bancorp, Series F, 6.50%	10,000	281,000
Wells Fargo & Co., 5.20%	40,000	936,400
		8,624,968

Industrials 0.44%
Pitney Bowes, Inc., 6.70%	10,000	252,500
Stanley Black & Decker, Inc., 5.75%	40,000	978,400
		1,230,900

Real Estate Investment Trusts 10.06%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	40,000	1,000,000
CBL & Associates Properties, Inc., Series E, 6.63%	36,696	912,630
CommonWealth REIT, 5.75%	10,000	221,200
CommonWealth REIT, 7.50%	80,565	1,672,529
DDR Corp., Series K, 6.25%	16,276	385,904
Digital Realty Trust, Inc., Series G, 5.88%	20,000	450,000
Digital Realty Trust, Inc., Series F, 6.63%	20,000	500,000
Digital Realty Trust, Inc., Series E, 7.00%	40,000	1,024,000
Health Care REIT, Inc., Series J, 6.50%	40,000	1,017,600
Hudson Pacific Properties, Inc., Series B, 8.38%	20,000	529,000
Kimco Realty Corp., Series J, 5.50%	78,200	1,872,108
Kimco Realty Corp., Series K, 5.63%	30,000	719,400
Kimco Realty Corp., Series I, 6.00%	40,000	995,600
Kimco Realty Corp., Series H, 6.90%	10,000	256,300
National Retail Properties, Inc., Series D, 6.63%	20,000	507,800
PS Business Parks, Inc., 5.70%	10,000	232,800
PS Business Parks, Inc., Series T, 6.00%	54,900	1,345,050
PS Business Parks, Inc., Series S, 6.45%	20,000	503,000
Public Storage, Inc., Series W, 5.20%	10,000	232,500
Public Storage, Inc., Series V, 5.38%	10,000	236,000
Public Storage, Inc., Series U, 5.63%	19,000	459,040
Public Storage, Inc., Series T, 5.75%	11,000	270,930
Public Storage, Inc., Series S, 5.90%	22,000	550,000

INCOME FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trusts (cont.)
Public Storage, Inc., Series R, 6.35%	60,000	$1,533,000
Public Storage, Inc., Series Q, 6.50%	20,000	514,200
Regency Centers Corp., Series 7, 6.00%	44,275	1,076,325
Regency Centers Corp., Series 6, 6.63%	52,000	1,322,880
Senior Housing Properties Trust, 5.63%	40,000	956,800
Taubman Centers, Inc., Series K, 6.25%	40,000	971,200
Taubman Centers, Inc., Series J, 6.50%	40,462	1,004,671
Ventas Realty LP / Ventas Capital Corp, 5.45%	10,000	236,200
Vornado Realty LP, 7.88%	41,159	1,087,832
Vornado Realty Trust, Series L, 5.40%	20,000	448,400
Vornado Realty Trust, Series K, 5.70%	60,000	1,414,800
Vornado Realty Trust, Series I, 6.63%	16,000	404,480
Vornado Realty Trust, Series G, 6.63%	40,775	1,025,083
Vornado Realty Trust, Series J, 6.88%	20,000	516,000
		28,405,262

Telecommunication Services 0.45%
Qwest Corp., 7.38%	20,450	541,107
Telephone & Data Systems, Inc., 5.88%	10,000	239,500
United States Cellular Corp., 6.95%	19,200	485,568
		1,266,175

Utilities 1.36%
DTE Energy Co., 5.25%	10,000	239,200
Duke Energy Corp., 5.13%	20,000	491,400
Entergy Louisiana LLC, 5.25%	20,000	455,600
Entergy New Orleans, Inc., 5.00%	20,000	452,000
NextEra Energy Capital Holdings, Inc., 5.00%	15,000	338,700
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	20,000	477,600
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,000	121,150
SCE Trust I, 5.63%	40,000	944,000
SCE Trust II, 5.10%	15,000	337,500
		3,857,150
Total Preferred Stocks
(Cost 43,715,160)		43,384,455

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

	Shares	Market Value

Money Market 2.27%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.07%	6,404,583	$6,404,583
Total Money Market (Cost 6,404,583)		6,404,583

Total Investments — 99.36%
(Cost 274,943,473*)		280,619,455
Other Assets in Excess of Liabilities — 0.64%		1,813,738

NET ASSETS — 100.00%		$282,433,193

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

GTD - Guaranteed

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SEEK - Support Education Excellence in Kentucky

*	Aggregate cost for federal income tax purposes is $274,943,473 and net unrealized appreciation consists of:

Gross unrealized appreciation	$11,908,392
Gross unrealized depreciation	(6,232,410)
Net unrealized appreciation	$5,675,982

INCOME FUND	29

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2013 (UNAUDITED)

ASSETS
Investments in securities at value (cost $274,943,473) (Note 1)	$280,619,455
Cash	38,134
Receivable for Fund shares sold	518,357
Dividends and interest receivable	3,484,072
Prepaid expenses	111,171
TOTAL ASSETS	284,771,189

LIABILITIES
Payable for Fund shares redeemed	604,636
Payable for investment advisory fees	136,738
Payable for accounting and administration fees	24,855
Payable for distributions to shareholders	455,000
Payable for distribution fees (Note 3)	58,646
Payable for investments purchased	1,015,863
Payable to custodian	5,744
Other accrued expenses	36,514
TOTAL LIABILITIES	2,337,996
NET ASSETS	$282,433,193
Net assets applicable to 23,920,400 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$282,433,193
Net asset value and redemption price per share ($282,433,193 ÷ 23,920,400 shares)	$11.81
Maximum offering price per share ($11.81 ÷ 0.9525)	$12.40

SOURCE OF NET ASSETS
As of June 30 2013, net assets consisted of:
Paid-in capital	$274,357,664
Accumulated undistributed net investment income	857,438
Accumulated net realized gain on investments	1,542,109
Net unrealized appreciation on investments	5,675,982
NET ASSETS	$282,433,193

See accompanying notes which are an integral part of the financial statements.

30	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$2,168,008
Interest	5,736,728
TOTAL INVESTMENT INCOME	7,904,736

EXPENSES
Investment Advisory fees (Note 3)	782,491
Distribution fees (Note 3)	326,036
Accounting and Administration fees	100,992
Auditing fees	8,482
Chief Compliance Officer salary (Note 3)	4,811
Custodian fees	13,388
Directors’ fees	13,520
Insurance expense	24,662
Legal fees	11,317
Printing expense	28,568
Registration fees	9,717
Transfer Agent fees	155,373
Line of credit fees	1,611
Excise tax expense	75
Other expenses	6,085
TOTAL EXPENSES	1,487,128
Fees waived and reimbursed by Adviser (Note 3)	(48,347)
NET EXPENSES	1,438,781
NET INVESTMENT INCOME	6,465,955

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	1,672,561
Net change in unrealized appreciation/depreciation of investments	(13,463,795)
Net realized and unrealized loss on investments	(11,791,234)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,325,279)

See accompanying notes which are an integral part of the financial statements.

INCOME FUND	31

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)

OPERATIONS
Net investment income	$6,465,955	$9,721,793
Net realized gain on investment transactions	1,672,561	712,664
Net change in unrealized appreciation/depreciation of investments	(13,463,795)	9,617,983
Net decrease in net assets resulting from operations	(5,325,279)	20,052,440

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(5,340,907)	(10,330,479)
Distributions from realized gains	—	(1,094,092)
Total distributions to shareholders	(5,340,907)	(11,424,571)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares Sold	68,327,004	118,286,476
Shares issued from reinvestment of distributions	3,329,582	7,867,455
Shares redeemed	(30,582,656)	(33,228,053)
Increase in net assets derived from capital share transactions	41,073,930	92,925,878
Total Increase in net assets	30,407,744	101,553,747

NET ASSETS
Beginning of period	252,025,449	150,471,702
End of period	$282,433,193	$252,025,449

Accumuluated undistributed net investment income (loss)	$857,438	$(267,610)

Transactions in capital stock were:
Shares Sold	5,547,486	9,813,988
Shares issued from reinvestment of distributions	271,466	648,768
Shares redeemed	(2,495,344)	(2,740,834)
Increase in shares outstanding	3,323,608	7,721,922

See accompanying notes which are an integral part of the financial statements.

32	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009*
	(Unaudited)
Net asset value, beginning of period	$12.24		$11.69	$10.73		$10.65		$10.00

Income from Investment Operations:
Net investment income	0.28		0.59	0.70	¹	0.73	¹	0.81	¹
Net realized and unrealized gain on investments	(0.48)		0.61	0.98		0.14		0.80
Total income from investment operations	(0.20)		1.20	1.68		0.87		1.61

Less distributions:
Distributions from net investment income	(0.23)		(0.60)	(0.71)		(0.73)		(0.88)
Distributions from capital gains	(0.00)		(0.05)	(0.01)		(0.06)		(0.08)
Total distributions	(0.23)		(0.65)	(0.72)		(0.79)		(0.96)

Net Asset Value, End of Period	$11.81		$12.24	$11.69		$10.73		$10.65
Total Return²	(1.55)%		10.51%	16.12%		8.23%		17.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$282,433		$252,025	$150,472		$89,038		$40,242
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.14	%³	1.22%	1.30%		1.35%		1.82%
After expense reimbursement or recapture	1.10	%³	1.10%	1.10%		1.10%		1.01%
Ratio of net investment income to average net assets	4.55	%³	4.85%	6.19%		6.64%		7.69%
Portfolio turnover	7.74%[4]		3.22%	3.12%		16.79%		29.21%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Calculation is annualized.

4 Calculation is not annualized.

* The Fund commenced operations on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

INCOME FUND	33

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2013 (UNAUDITED)

Note 1 – Significant Accounting Policies

Spirit of America Income Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on December 31, 2008. The Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”). The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

34	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2013 is as follows:

Income Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$30,173,381	$—	$—	$30,173,381
Preferred Stocks	43,384,455	—	—	43,384,455
Corporate debt securities	—	31,926,207	—	31,926,207
Debt securities issued by	—	167,984,805	—	167,984,805
States of the United
States and political subdivisions of states
Collateralized debt obligations	—	746,024	—	746,024
Money Market Securities	6,404,583	—	—	6,404,583

Total	$79,962,419	$200,657,036	$—	$280,619,455

During the six months ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.

Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 2 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2013, excluding short-term investments, were $58,743,071 and $19,939,824, respectively.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the

INCOME FUND	35

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

“Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2013 were $782,491.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.10% of the average daily net assets of the Fund through April 30, 2014. For the six months ended June 30, 2013, the Adviser reimbursed the Fund $48,347.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2013 was $695,625. Of this balance, $168,630 will expire in 2013, $227,275 will expire in 2014, $251,373 will expire in 2015 and $48,347 will expire in 2016.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.25% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2013, fees paid to the Distributor under the Plan were $326,036.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2013, sales charges received by the Distributor were $3,186,782. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $3,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2013, the Fund was allocated $4,811 of the Chief Compliance Officer’s salary.

Note 4 – Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below

36	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 – Federal Income Taxes

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

Tax Basis Distributions

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2012	$10,571,079	$0	$853,492	$11,424,571
12/31/2011	$7,112,532	$0	$125,613	$7,238,145

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of December 31, 2012, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Unrealized appreciation	$19,139,777
Other accumulated losses	(398,062)

Total Distributable Earnings	$18,741,715

Other accumulated losses consist of distribution payable of $267,610 not deducted for tax purposes and post-October losses.

At December 31, 2012, the Fund had no capital loss carryforwards and Deferred Post-October Losses, of $130,452. The difference between appreciation for book purposes and tax purposes is due to wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities

INCOME FUND	37

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleges that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITS and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years, in each case beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve any of the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. DLA expects the Court of Appeals for the Second Circuit to affirm the dismissal although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their claims against DLA and/or David Lerner that such outcome would not materially affect DLA’s ability to act as the Fund’s principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor any of the Funds was a party to any of the investigations or actions listed in this section.

Note 7 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

38	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2013 (UNAUDITED)

Tax Information (Unaudited)

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Dividend Income

For the year ended December 31, 2012, 5.46% of the distributions paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

For the year ended December 31, 2012, 83.68% of the distributions paid by the Fund from ordinary income are designated as qualified interest income pursuant to The American Jobs Creation Act of 2004.

Qualified Short-Term Capital Gain Dividends

The Fund designates $320,780 as short-term capital gain distributions pursuant to section 871(k)(2) of the Internal Revenue Code for the year ended December 31, 2012.

Long-Term Capital Gain Dividends

The Fund designates $827,010 as long-term capital gain distributions pursuant to section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2012.

INCOME FUND	39

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Income Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2013, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Income Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2012 Spirit of America        SOAIN-SAR13

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Spirit of America Funds

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/9/2013

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	9/9/2013